      As filed with the Securities Exchange Commission on March 29, 1996

                                        Securities Act registration no. 33-38953
                                       Investment Company Act file no. 811-06279
________________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

________________________________________________________________________________

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

                       Post-Effective Amendment No. 14                       [X]

                                    and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
                              Amendment No. 16                               [X]

________________________________________________________________________________

                      HARRIS ASSOCIATES INVESTMENT TRUST
                                  (Registrant)


                     Two North La Salle Street, Suite 500

                         Chicago, Illinois  60602-3790


                         Telephone number 312/621-0600

________________________________________________________________________________

     Victor A. Morgenstern                   Cameron S. Avery
     Harris Associates L.P.                  Bell, Boyd & Lloyd
     Two North La Salle Street, Suite 500    70 West Madison Street, #3300
     Chicago, Illinois  60602                Chicago, Illinois  60602

                             (Agents for service)

________________________________________________________________________________

                   Amending Parts A and C and filing Exhibit

________________________________________________________________________________

           It is proposed that this filing will become effective:

             X   immediately upon filing pursuant to rule 485(b)
           _____
           _____ on ____________________ pursuant to rule 485(b)
           _____ 60 days after filing pursuant to rule 485(a)(1)
           _____ on ____________________ pursuant to rule 485(a)(1)
           _____ 75 days after filing pursuant to rule 485(a)(2)
           _____ on ____________________ pursuant to rule 485(a)(2)

Registrant has elected to register an indefinite number of its shares of beneficial interest, without par value, of the series designated The Oakmark Fund, The Oakmark Small Cap Fund, The Oakmark Balanced Fund (formerly designated The Oakmark Growth and Income Fund), The Oakmark International Fund and The Oakmark International Emerging Value Fund, pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its fiscal period ended October 31, 1995 was filed on or about November 16, 1995.

________________________________________________________________________________

                      HARRIS ASSOCIATES INVESTMENT TRUST

         CROSS-REFERENCE SHEET PURSUANT TO RULE 495(a) OF REGULATION C

     ITEM                  LOCATION OR CAPTION*
     ----            ----------------------------------
                        Part A (Prospectus)
                     ----------------------------
     1 (a) & (b)     Front Cover

     2 (a)           Expenses
       (b) & (c)     Summary

     3 (a)           Financial Highlights
       (b)           Not Applicable
       (c)           Performance Information
       (d)           Financial Highlights

     4 (a)(i)        Other Information
       (a)(ii)&(b)   How the Funds Invest
       (c)           Risk Factors

     5 (a)           Management of the Funds
       (b)           Management of the Funds; Inside Back Cover; Expenses
       (c)           Management of the Funds
       (d)           Not applicable
       (e)           Inside Back Cover
       (f)           Expenses
       (g)           Management of the Funds

     5 (a)           Not applicable (the specified information is included in
                      registrant's 1994 annual reports to shareholders)

     6 (a)           Other Information
       (b)           Not Applicable
       (c)-(e)       Other Information
       (f)           Distributions
       (g)           Taxes

     7               How to Purchase Shares; Shareholder Services
       (a)           Not Applicable
       (b)           How to Purchase Shares; Net Asset Value
       (c)           Not Applicable
       (d)           Front cover; How to Purchase Shares
       (e) & (f)     Not Applicable

     8 (a)-(d)       How to Redeem Shares

     9               Not Applicable

--------------
*References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

     ITEM                  LOCATION OR CAPTION*
     ----            ----------------------------------
                     Part B (Statement of Additional Information)
                     --------------------------------------------
     10 (a) & (b)    Front Cover

     11              Table of Contents

     12              Not Applicable

     13 (a)          The Funds; How the Funds Invest
        (c)          Investment Restrictions
        (d)          Not applicable

     14 (a) & (b)    Part A - Management of the Funds; Trustees and Officers
        (c)          Not Applicable

     15 (a)          Not Applicable
        (b)          Principal Shareholders
        (c)          Trustees and Officers

     16 (a) & (b)    Part A - Management of the Funds;
                     Part B - Investment Adviser; Trustees and Officers
        (c)          Not Applicable
        (d)          Custodian
        (e)-(g)      Not Applicable
        (h)          Custodian; Independent Public Accountants
        (i)          Not Applicable

     17 (a)-(d)      Portfolio Transactions
        (e)          Not Applicable

     18 (a) & (b)    Not Applicable

     19 (a)-(c)      Purchasing and Redeeming Shares

     20              Additional Tax Information; Taxation of Foreign
                      Shareholders

     21 (a)-(c)      Not Applicable

     22 (a)          Not Applicable
        (b)          Performance Information

     23              Financial Statements

--------------
*References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

     ITEM                  LOCATION OR CAPTION*
     ----            ----------------------------------
                     Part C (Other Information)
                     --------------------------
     24              Financial statements and exhibits

     25              Persons controlled by or under common control with
                      registrant

     26              Number of holders of securities

     27              Indemnification

     28              Business and other connections of investment adviser

     29              Principal underwriters

     30              Location of accounts and records

     31              Management services

     32              Undertakings

--------------
*References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

                               THE OAKMARK FUNDS

                       Supplement dated March 28, 1996 to
                         Prospectus dated March 1, 1996


                       FINANCIAL HIGHLIGHTS FOR NEW FUNDS

     The Oakmark Small Cap Fund, The Oakmark Balanced Fund and The Oakmark International Emerging Value Fund commenced operations on November 1, 1995. The following table reflects the results of operations of each of those Funds during the four months ended February 29, 1996 for a share outstanding throughout the period. These results have not been audited by independent public accountants.

                                                                          International
                                                    Small                   Emerging
                                                     Cap       Balanced       Value
                                                    Fund         Fund         Fund
                                                  --------    ----------  -------------
                                                              (unaudited)
                                                  -------------------------------------
Net Asset Value, Beginning of Period..........    $10.00        $10.00       $10.00
Income from Investment Operations:
 Net Investment Income........................      (.02)          .04         (.01)
 Net Gains or Losses on Securities
  (both realized and unrealized)..............       .75           .45          .85
                                                  ------        ------       ------
   Total from Investment Operations...........       .73           .49          .84
Less Distributions:
 Dividends (from net investment income).......       .00           .00          .00
 Distributions (from capital gains)...........       .00           .00          .00
                                                  ------        ------       ------
  Total Distributions.........................       .00           .00          .00
                                                  ------        ------       ------
Net Asset Value, End of Period................    $10.73        $10.49       $10.84
                                                  ======        ======       ======

Total Return..................................      7.30%         4.90%        8.40%

Ratios/Supplemental Data:
 Net Assets, End of Period ($ million).........  $ 33.6        $  9.7       $ 13.5
 Ratio of Expenses to Average Net Assets*.....      2.34%         2.50%(a)     2.50%(a)
 Ratio of Net Income to Average Net Assets*...      (.83)%        1.83%(a)     (.54%)(a)
 Portfolio Turnover Rate......................     11.7%          2.8%        14.0%
 Average Brokerage Commission Paid Per Share..   $   .0556     $   .0596    $   .0005

___________

* Ratios for the period have been determined on an annualized basis.

(a) If Balanced Fund and International Emerging Value Fund had paid all of their expenses and there had been no reimbursement by the investment adviser, their ratios of expenses to average net assets would have been 4.26% and 4.72%, respectively, and their ratios of net income (loss) to average net assets would have been 0.07% and (2.77%), respectively.

                                                                      PROSPECTUS
                                                                   March 1, 1996

-----------------------------------------------------------------------------------------------
                                                     INVESTMENT OBJECTIVE:
   THE OAKMARK FUND                             LONG-TERM CAPITAL APPRECIATION
                                   The Oakmark Fund invests primarily in equity securities.
-----------------------------------------------------------------------------------------------
                                                   INVESTMENT OBJECTIVE:
     THE OAKMARK                              LONG-TERM CAPITAL APPRECIATION
    SMALL CAP FUND                  The Oakmark Small Cap Fund invests primarily in equity
                                  securities of companies with small market capitalizations.
-----------------------------------------------------------------------------------------------
                                                    INVESTMENT OBJECTIVE:
     THE OAKMARK                                   HIGH CURRENT INCOME AND
    BALANCED FUND                             PRESERVATION AND GROWTH OF CAPITAL
                                            The Oakmark Balanced Fund invests in a
                                 diversified portfolio of equity and fixed-income securities.
-----------------------------------------------------------------------------------------------
                                                     INVESTMENT OBJECTIVE:
     THE OAKMARK                                LONG-TERM CAPITAL APPRECIATION
  INTERNATIONAL FUND                  The Oakmark International Fund invests primarily in
                                            equity securities of non-U.S. issuers.
-----------------------------------------------------------------------------------------------
                                                     INVESTMENT OBJECTIVE:
      THE OAKMARK                               LONG-TERM CAPITAL APPRECIATION
INTERNATIONAL EMERGING          The Oakmark International Emerging Value Fund invests primarily
      VALUE FUND                in equity securities of non-U.S. issuers that have small market capitalizations or that are located in emerging markets.
-----------------------------------------------------------------------------------------------
                                NO LOAD  -  NO SALES CHARGE
                                       NO 12b-1 FEES

        MINIMUM INVESTMENT                             TICKER SYMBOLS
Initial purchase - $1,000 or $2,500                 Oakmark Fund - OAKMX
(see "How to Purchase Shares")                     Small Cap Fund - OAKSX
Subsequent investments - $100                Balanced Fund - (not yet assigned)
                                                 International Fund - OAKIX
                                         International Emerging Value Fund - (OAKEX)
-----------------------------------------------------------------------------------------------

Each "Fund" is a series of Harris Associates Investment Trust. The Funds may invest to a limited extent in high-yield, high-risk bonds and in other securities that entail certain risks. See "Risk Factors."

This prospectus contains information you should know before investing. Please retain it for future reference. A Statement of Additional Information regarding the Funds dated the date of this prospectus has been filed with the Securities and Exchange Commission and (together with any supplement to it) is incorporated by reference. The Statement of Additional Information may be obtained at no charge by writing or telephoning the Trust at its address or telephone number shown inside the back cover.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    CONTENTS

                                                                         Page
                                                                         ----

  Highlights.............................................................  2
  Shareholder Transaction Expenses.......................................  3
  Annual Fund Operating Expenses.........................................  4
  Financial Highlights...................................................  5
  The Funds..............................................................  6
  How the Funds Invest...................................................  7
  Investment Techniques..................................................  9
  Risk Factors........................................................... 11
  Restrictions on the Funds' Investments................................. 13
  How to Purchase Shares................................................. 13
  How to Redeem Shares................................................... 15
  Shareholder Services................................................... 18
  Net Asset Value........................................................ 18
  Distributions.......................................................... 19
  Taxes.................................................................. 19
  Management of the Funds................................................ 20
  Trustees and Officers.................................................. 22
  Performance Information................................................ 24
  Other Information...................................................... 24

------------------------------------------------------------------------
|    QUESTIONS ABOUT YOUR ACCOUNT:                                     |
|    If you have questions about your account, please call the Funds'  |
|    transfer agent at 1-800-626-9392.                                 |
------------------------------------------------------------------------

------------------------------------------------------------------------
|     24-HOUR NET ASSET VALUE HOTLINE:                                 |
|     To obtain the current net asset value per share of either Fund,  |
|     please call 1-800-GROWOAK (1-800-476-9625).                      |
------------------------------------------------------------------------

                                   HIGHLIGHTS

       HARRIS ASSOCIATES INVESTMENT TRUST (the "Trust") provides investors an opportunity to pool their money to achieve economies of scale and diversification, and to take advantage of the professional investment expertise of Harris Associates L.P. (the "Adviser").

       The Trust currently issues shares in five series (collectively, the "Funds" and generally, a "Fund"). Each series has distinct investment objectives and policies, and a shareholder's interest is limited to the series in which he or she owns shares. The five series are: The Oakmark Fund ("Oakmark Fund"), The Oakmark Small Cap Fund ("Small Cap Fund"), The Oakmark Balanced Fund ("Balanced Fund"), The Oakmark International Fund ("International Fund") and The Oakmark International Emerging Value Fund ("International Emerging Fund"). Each is a "no-load" fund, and there are no sales or 12b-1 charges. There are no redemption fees except in the case of shares of Small Cap Fund or International Emerging Fund held less than six months, for which there is a 2% redemption fee payable to the Fund.

       The Trust is designed for long-term investors, including those who wish to use shares of one or more series as a funding vehicle for tax-deferred retirement plans (including tax-qualified retirement plans and Individual Retirement Account (IRA) plans), and not for investors who intend to liquidate their investments after a short period of time. Only Balanced Fund is intended to present a balanced investment program between growth and income.

       The chief consideration in selecting equity securities for each Fund's portfolio is the size of the discount of market price relative to the economic value of the security as determined by the Adviser. The Trust's investment philosophy is predicated on the belief that over time market price and value converge and that investment in securities priced significantly below long-term value presents the best opportunity to achieve each Fund's objective of long-term capital appreciation.

       OAKMARK FUND seeks long-term capital appreciation by investing primarily in equity securities.

       SMALL CAP FUND seeks long-term capital appreciation by investing primarily in equity securities of companies with small market capitalizations.

       BALANCED FUND seeks high current income and preservation and growth of capital by investing in a diversified portfolio of equity and fixed-income securities.

       INTERNATIONAL FUND seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

       INTERNATIONAL EMERGING FUND seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers that have small market capitalizations or that are located in emerging markets.

                                     RISKS

       The Funds are intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of the respective Funds through investments in the types of securities in which the Funds may invest. You should understand and consider carefully the risks involved in a Fund before investing in that Fund. See "Risk Factors" for a more detailed discussion.

                                   PURCHASES

       The minimum initial investment for Small Cap Fund and International Emerging Fund is $1,000 and for each other Fund is $2,500 ($1,000 for an IRA, UGMA or UTMA); additional investments must be at least $100. Shares may be purchased by check, by bank wire, by electronic transfer or by exchange. See "How to Purchase Shares."

                                  REDEMPTIONS

       For information on redeeming Fund shares, including the special redemption privileges, see "How to Redeem Shares."

                                NET ASSET VALUE

       The purchase and redemption price of a Fund's shares is the net asset value per share. The net asset value is determined as of the close of regular session trading on the New York Stock Exchange. See "Net Asset Value."

                                    ADVISER

       Harris Associates L.P. (the "Adviser") provides management and investment advisory services to the Funds. See "Management of the Funds."

                        SHAREHOLDER TRANSACTION EXPENSES

                                                      OAKMARK,
                                                    BALANCED AND   SMALL CAP AND
                                                    INTERNATIONAL  INT'L EMERGING
                                                        FUNDS          FUNDS
                                                    -------------  --------------

Commission to purchase shares (sales load).....         None            None
Commission to reinvest dividends...............         None            None
Deferred sales load............................         None            None
Redemption fees/(a)/...........................         None              2%/(b)/
Fees to exchange shares/(c)/...................         None            None

--------------
  (a) If you request payment of redemption proceeds by wire, you must pay the cost of the wire (currently $5).
  (b) This fee, payable to the Fund, is imposed only if you redeem shares of the Fund within six months after purchase (other than by reinvestment of dividends or distributions), determined on a first-in, first-out basis.
  (c) There is no fee for an exchange between the Funds. There is a charge of $5 for an exchange from any Fund into Oakmark Units as described under "How to Purchase Shares - By Exchange."

                         ANNUAL FUND OPERATING EXPENSES

                        (as a percentage of net assets)

       The following table is intended to help you understand the costs and expenses that an investor in the Funds may bear directly or indirectly. For a more complete explanation of the fees and expenses borne by the Funds, see the discussions under the prospectus headings "How to Purchase Shares" and "Management of the Funds", as well as the Statement of Additional Information incorporated by reference into this prospectus.

                                                                                                      INT'L
                                                 OAKMARK     SMALL CAP    BALANCED       INT'L      EMERGING
                                                  FUND         FUND         FUND         FUND         FUND
                                                  =====        =====        =====        =====        =====
Investment management fees (a)................    1.00%        1.25%         .75%        1.00%        1.25%

12b-1 fees....................................    None         None         None         None         None

Other expenses (after reimbursements of
  certain expenses)(b)........................     .17         1.05         1.75          .40         1.25
                                                  -----        -----        -----        -----        -----
    Total Fund operating expenses (after
      reimbursement of certain expenses)......    1.17%        2.30%        2.50%        1.40%        2.50%
                                                  =====        =====        =====        =====        =====

----------
(a)  See "Management of the Funds" for rates of fees at various asset levels.

(b) Because Small Cap, Balanced and International Emerging Funds are newly organized, their percentages shown for "Other Expenses" are estimates and, in the case of International Emerging Fund, have been computed giving effect to the Adviser's agreement to limit the Fund's ordinary operating expenses. See "Management of the Funds." Absent that limitation, the "Other Expenses" and "Total Fund Operating Expenses" of International Emerging Fund would be estimated to be 2.55% and 3.80%, respectively.

       The following example illustrates the expenses that you would pay on a $1,000 investment in each Fund over various time periods assuming (1) a 5% annual rate of return, (2) the operating expense percentages listed in the table above remain the same through each of the periods, (3) reinvestment of all dividends and capital gain distributions, and (4) redemption at the end of each time period.

                               1 YEAR  3 YEARS  5 YEARS  10 YEARS
                               ------  -------  -------  --------
Oakmark Fund                    $12      $37      $64      $142

Small Cap Fund                   23       72      N/A       N/A

Balanced Fund                    25       78      N/A       N/A

International Fund               14       44       77       168

International Emerging Fund      25       78      N/A       N/A

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

       The tables below reflect the results of the operations of Oakmark Fund and International Fund for a share outstanding throughout the periods shown and have been audited by Arthur Andersen LLP, independent public accountants. These tables should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust upon request without charge. Small Cap Fund, Balanced Fund and International Emerging Fund did not commence operations until November 1, 1995.

                                  OAKMARK FUND

                                                                        Year Ended October 31,
                                                             -------------------------------------------     Period Ended
                                                                1995        1994        1993       1992    Oct. 31, 1991(a)
                                                             ---------   ---------   ---------   -------   ----------------
Net asset value, beginning of period........................ $   25.21   $   24.18   $   17.11   $ 12.10       $ 10.00
Income from investment operations:
Net investment income (loss)................................       .30         .27         .17      (.03)(d)      (.01)
Net gains or losses on securities
 (both realized and unrealized).............................      4.66        1.76        7.15      5.04          2.11
                                                             ---------   ---------   ---------   -------       -------
Total from investment operations............................      4.96        2.03        7.32      5.01          2.10
Less distributions:
Dividends (from net investment income)......................      (.23)       (.23)       (.04)        -             -
Distributions (from capital gains)..........................     (1.47)       (.77)       (.21)        -             -
                                                             ---------   ---------   ---------   -------       -------
Total distributions.........................................     (1.70 )     (1.00)       (.25)        -             -
                                                             ---------   ---------   ---------   -------       -------
Net asset value, end of period.............................. $   28.47   $   25.21   $   24.18   $ 17.11       $ 12.10
                                                             =========   =========   =========   =======       =======

Total return................................................     21.55%       8.77%      43.21%    41.40%        87.10%*

Ratios/supplemental data:
Net assets, end of period ($ million)....................... $2.827.1    $1,677.3    $1,107.0    $114.7        $  4.8
Ratio of expenses to average net assets.....................      1.17%       1.22%       1.32%     1.70%         2.50%(b)*
Ratio of net income (loss) to average net assets............      1.27%       1.19%        .94%     (.24)%        (.66%)(c)*
Portfolio turnover rate.....................................        18%         29%         18%       34%            0%

----------
*    Ratios for the period have been determined on an annualized basis.
(a) From August 5, 1991, the date on which Fund shares were first offered for sale to the public.
(b) If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, this annualized ratio would have been 4.92% for the period.
(c)  Computed giving effect to the Adviser's expense limitation undertaking.
(d)  Based on average month-end shares outstanding.

                               INTERNATIONAL FUND

                                                                            Year Ended October 31,
                                                                       ---------------------------------       Period Ended
                                                                        1995          1994         1993      Oct. 31, 1992(a)
                                                                       -------      --------      ------     ----------------
Net asset value, beginning of period................................   $ 14.50      $  14.09      $ 9.80          $ 10.00
Income from investment operations:
Net investment income...............................................       .30           .21         .06              .26
Net gains or losses on securities (both realized and unrealized)....      (.77)          .43        4.48             (.46)
                                                                       -------      --------      ------          -------
Total from investment operations....................................      (.47)          .64        4.54             (.20)
Less distributions:
Dividends (from net investment income)..............................         -          (.08)       (.25)               -
Distributions (from capital gains)..................................     (1.06)         (.15)          -                -
                                                                       -------      --------      ------          -------
Total distributions.................................................     (1.06)         (.23)       (.25)               -
                                                                       -------      --------      ------          -------
Net asset value, end of period......................................   $ 12.97      $  14.50      $14.09          $  9.80
                                                                       =======      ========      ======          =======

Total return........................................................     (3.06)%        4.62%      47.49%          (22.81)%*

Ratios/supplemental data:
Net assets, end of period ($ million)...............................   $ 819.7      $1,286.0      $815.4          $  23.5
Ratio of expenses to average net assets.............................      1.40%         1.37%       1.26%            2.04%*
Ratio of net income (loss) to Average net assets....................      1.40%         1.44%       1.55%           37.02%*
Portfolio turnover rate.............................................        27%           55%         21%               0%

___________
*    Ratios for the period have been determined on an annualized basis.
(a) From September 30, 1992, the date on which Fund shares were first offered for sale to the public.

                                   THE FUNDS

       The mutual funds offered by this prospectus are OAKMARK FUND, SMALL CAP FUND, BALANCED FUND, INTERNATIONAL FUND AND INTERNATIONAL EMERGING FUND. Each of the Funds is a no-load, diversified "mutual fund." No Fund imposes any commission or charge when shares are purchased, nor bears any 12b-1 charges.

       The Funds are series of Harris Associates Investment Trust (the "Trust"), which is authorized to issue shares in separate series. Each series is a separate portfolio of securities and other assets, with its own investment objective and policies.

       Harris Associates L.P. (the "Adviser") provides investment advisory and administrative services to the Funds.

                              HOW THE FUNDS INVEST

       The chief consideration in the selection of equity securities for each Fund is the size of the discount of market price relative to the economic value, or underlying value, of the security as determined by the Adviser. The economic or underlying value of a security generally represents the per share net present value of the issuer's estimated long-term cash flows. The Funds may also employ the techniques described below under "Investment Techniques."

       OAKMARK FUND seeks long-term capital appreciation by investing primarily in equity securities. Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income.

       The Fund invests principally in securities of U.S. issuers. However, it may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers, including foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund's foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities in emerging markets. See "Risk Factors - International Investing" below.

       SMALL CAP FUND seeks long-term capital appreciation by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 65% of its total assets, taken at market value, in companies whose market capitalization is less than $1 billion ("small cap companies") at the time of purchase. A company's market capitalization is the total market value of its outstanding common stock. Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income.

       The Fund invests principally in securities of U.S. issuers. However, it may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers, including foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund's foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities in emerging markets. See "Risk Factors - International Investing" below.

       BALANCED FUND seeks high current income and preservation and growth of capital by investing in a diversified portfolio of equity and fixed-income securities. The Fund is intended to present a balanced investment program between growth and income. It generally invests approximately 50-65% of its total assets in equity securities, including securities convertible into equity securities, 25-50% of its assets in U.S. Government securities and debt securities rated at time of purchase within the two highest grades assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa or Aa) or by Standard & Poor's Corporation ("S&P") (AAA or AA), and up to 20% in unrated or lower rated debt securities (measured at market value at the time of investment).

       The Fund invests principally in securities of U.S. issuers. However, it may invest up to 10% of its total assets (valued at the time of investment) in foreign securities, including foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. The Fund has no geographic limits on its foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities in emerging markets. See "Risk Factors - International Investing" below.

       INTERNATIONAL FUND seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

       The Adviser considers the relative political and economic stability of the issuer's home country, the ownership status of the company, and the company's accounting practices in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in mature markets (for example, Japan, Canada and the United Kingdom), in less developed markets (for example, Mexico and Thailand), and in selected emerging markets (such as Peru and India). Investments in securities of non-U.S. issuers, especially those traded in less developed or emerging markets, present additional risk. There are no limits on the Fund's geographic asset distribution, but, to provide adequate diversification, the Fund ordinarily invests in the securities markets of at least five countries outside the United States. See "Risk Factors - International Investing" below.

       Some foreign governments have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Adviser believes that privatizations may offer opportunities for significant capital appreciation, and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain of those markets, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law and/or the terms on which the Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

       The equity securities in which the Fund may invest include common and preferred stocks and warrants or other similar rights and convertible securities. The Fund may purchase securities of non-U.S. issuers directly or in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or other securities representing underlying shares of non-U.S. issuers. Under normal market conditions, the Fund invests at least 65% of its total assets, taken at market value, in securities of non-U.S. issuers.

       INTERNATIONAL EMERGING FUND seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers that have small market capitalizations or that are located in emerging markets.

       The Adviser considers the relative political and economic stability of the issuer's home country, the ownership structure of the company, and the company's accounting practices in evaluating the potential rewards and risks of an investment opportunity. The Fund invests in securities traded in both developed and emerging markets. In those markets considered developed (for example, Germany, France and Japan), the Fund invests in small cap companies, generally expected to have market capitalizations under $1 billion. In emerging markets (such as Brazil, Indonesia, Korea and Argentina), the Fund considers companies of any capitalization. Investments in securities of non-U.S. issuers, especially those traded in less developed or emerging markets, present additional risks. There are no limits on the Fund's geographic asset distribution, but, to provide adequate diversification, the Fund ordinarily invests in the securities markets of at least five countries outside the United States. See "Risk Factors - International Investing" below.

       Some foreign governments have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Adviser believes that privatizations may offer opportunities for significant capital appreciation, and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain of those markets, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law and/or the terms on which the Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

       The equity securities in which the Fund may invest include common and preferred stocks and warrants or other similar rights and convertible securities. The Fund may purchase securities of non-U.S. issuers directly or in the form of ADRs, EDRs, Global Depositary Receipts (GDRs), or other securities representing underlying shares of non-U.S. issuers. Under normal market conditions, the Fund invests at least 65% of its total assets, taken at market value, in securities of non-U.S. issuers.

                          ___________________________

       Under normal market conditions, each Fund expects to be substantially fully invested in the types of securities described in the preceding paragraphs. Within the limitations described in this prospectus, the percentages of Fund assets invested in various types of securities will vary in accordance with the judgment of the Adviser. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Adviser considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies or U.S. government obligations, or may hold cash in domestic or foreign currencies or invest in domestic or foreign money market securities.

       In seeking to achieve its investment objective, each Fund ordinarily invests on a long-term basis, but on occasion may also invest on a short-term basis (for example, where short-term perceptions have created a significant gap between price and value). Occasionally, securities purchased on a long-term basis may be sold within 12 months after purchase in light of a change in the circumstances of a particular company or industry or in general market or economic conditions.

                             INVESTMENT TECHNIQUES

       EQUITY SECURITIES. The equity securities in which each Fund may invest include common and preferred stocks and warrants or other similar rights and convertible securities. The chief consideration in the selection of equity securities for each Fund is the size of the discount of market price relative to the economic value of the security as determined by the Adviser. The Adviser's investment philosophy for those investments is predicated on the belief that over time market price and value converge and that investment in securities priced significantly below long-term value presents the best opportunity to achieve long-term capital appreciation.

       The Adviser uses several qualitative and quantitative methods in analyzing economic value, but considers the primary determinant of value to be the enterprise's long-run ability to generate cash for its owners. Once the Adviser has determined that a security is undervalued, the Adviser will consider it for purchase by a Fund, taking into account the quality and motivation of the management, the firm's market position within its industry and its degree of pricing power. The Adviser believes that the risks of equity investing are often reduced if management's interests are strongly aligned with the interests of its stockholders.

       DEBT SECURITIES. Each Fund may invest in debt securities of both governmental and corporate issuers. Each of Oakmark Fund and Small Cap Fund may invest up to 25% of its assets, Balanced Fund may invest up to 20% of its assets, and International Fund and International Emerging Fund may invest up to 10% of its assets (valued at the time of investment), in debt securities that are rated below investment grade, without a minimum rating requirement. Lower-grade debt securities (commonly called "junk bonds") are obligations of issuers rated BB or lower by S&P or Ba or lower by Moody's. Lower-grade debt securities are considered speculative and may be in poor standing or actually in default. Medium-grade debt securities are those rated BBB by S&P or Baa by Moody's. Securities so rated are considered to have speculative characteristics. See "Risk Factors." A description of the ratings used by S&P and Moody's is included as an appendix to the Statement of Additional Information.

       SHORT SALES AGAINST THE BOX. Each Fund may sell short securities the Fund owns or has the right to acquire without further consideration, a technique called selling short "against the box." Short sales against the box may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, the Adviser does not want to sell the security. The Trust does not currently expect that more than 20% of any Fund's total assets would be involved in short sales against the box. For a more complete explanation, please refer to the Statement of Additional Information.

       CURRENCY EXCHANGE TRANSACTIONS. Each Fund may engage in currency exchange transactions either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange-traded and are usually for less than one year, but may be renewed.

       Forward currency transactions may involve currencies of the different countries in which a Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. The Funds' forward currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or actual or anticipated portfolio positions. Transaction hedging is the purchase or sale of a forward contract with respect to a specific receivable or payable of a Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to an actual or anticipated portfolio security position denominated or quoted in a particular currency. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in such currency. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Adviser may aggregate such positions as to the currency hedged. Although forward contracts may be used to protect a Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return.

       OTHER INVESTMENT COMPANIES. Certain markets are closed in whole or in part to equity investments by foreigners. A Fund may be able to invest in such markets solely or primarily through governmentally authorized investment vehicles or companies. Each Fund generally may invest up to 10% of its assets in the aggregate in shares of other investment companies and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.

       Investment in another investment company may involve the payment of a premium above the value of such issuers' portfolio securities, and is subject to market availability. The Trust does not intend to invest in such vehicles or funds unless, in the judgment of the Adviser, the potential benefits of the investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses.

       WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. There is a risk that the securities may not be delivered or that they may decline in value before the settlement date.

       PRIVATE PLACEMENTS. Each Fund may acquire securities in private placements. Because an active trading market may not exist for such securities, the sale of such securities may be subject to delay and additional costs. No Fund will purchase such a security if more than 15% of the value of such Fund's net assets would be invested in illiquid securities.

       LENDING OF PORTFOLIO SECURITIES. Each Fund except Oakmark Fund may lend its portfolio securities to broker-dealers and banks to the extent indicated in restriction 5 under "Restrictions on the Funds' Investment." Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

       CASH RESERVES. To meet liquidity needs or for temporary defensive purposes, each Fund may hold cash in domestic and foreign currencies and may invest in domestic and foreign money market securities.

                                  RISK FACTORS

       GENERAL. All investments, including those in mutual funds, have risks, and no investment is suitable for all investors. Each Fund is intended for long-term investors. Only Balanced Fund is intended to present a balanced investment program between growth and income.

       SMALL CAP COMPANIES. During some periods, the securities of small cap companies, as a class, have performed better than the securities of large companies, and in some periods they have performed worse. Stocks of small cap companies tend to be more volatile and less liquid than stocks of large companies. Small cap companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure, and may have a smaller public market for their shares.

       INTERNATIONAL INVESTING. International Fund and International Emerging Fund provide long-term investors with an opportunity to invest a portion of their assets in a diversified portfolio of securities of non-U.S. issuers. Each of the other Funds may invest up to 25% (or 10% in the case of Balanced
  Fund) of its assets in securities of non-U.S. issuers. International investing allows you to achieve greater diversification and to take advantage of changes in foreign economies and market conditions. Many foreign economies have, from time to time, grown faster than the U.S. economy, and the returns on investments in these countries have exceeded those of similar U.S. investments, although there can be no assurance that these conditions will continue.

       You should understand and consider carefully the greater risks involved in investing internationally. Investing in securities of non-U.S. issuers, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve both opportunities and risks not typically associated with investing in U.S. securities. These include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements.

       Although the Funds try to invest in companies and governments of countries having stable political environments, there is the possibility of restriction of foreign investment, expropriation of assets, or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.

       The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

       Any Fund may invest in ADRs, EDRs or GDRs that are not sponsored by the issuer of the underlying security. To the extent it does so, the Fund would probably bear its proportionate share of the expenses of the depository and might have greater difficulty in receiving copies of the issuer's shareholder communications than would be the case with a sponsored ADR, EDR or GDR.

       The cost of investing in securities of non-U.S. issuers is higher than the cost of investing in U.S. securities. International Fund and International Emerging Fund provide an efficient way for an individual to participate in foreign markets, but their expenses, including advisory and custody fees, are higher than for a typical domestic equity fund.

       DEBT SECURITIES. As noted above, each Fund may invest to a limited extent in debt securities that are rated below investment grade or, if unrated, are considered by the Fund's investment adviser to be of comparable quality. A decline in prevailing levels of interest rates generally increases the value of debt securities in a Fund's portfolio, while an increase in rates usually reduces the value of those securities. As a result, to the extent that a Fund invests in debt securities, interest rate fluctuations will affect its net asset value, but not the income it receives from its debt securities. In addition, if the debt securities contain call, prepayment or redemption provisions, during a period of declining interest rates, those securities are likely to be redeemed, and the Fund would probably be unable to replace them with securities having as great a yield.

       Investment in medium- or lower-grade debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy.
  An economic downturn could severely disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

       Furthermore, medium- and lower-grade debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

       CHANGE IN OBJECTIVE. Each Fund's investment objective may be changed by the board of trustees without shareholder approval. Shareholders would receive at least 30 days' written notice of any change in a Fund's objective. If there is a change in investment objective, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs. There can be no assurance that any Fund will achieve its investment objective.

                     RESTRICTIONS ON THE FUNDS' INVESTMENTS

       No Fund will:

       1. In regard to 75% of its assets, invest more than 5% of its assets (valued at the time of investment) in securities of any one issuer, except in U.S. government obligations;

       2.  Acquire securities of any one issuer which at the time of investment
  (a) represent more than 10% of the voting securities of the issuer, or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

       3. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund's assets at the time of borrowing [the Fund will not purchase additional securities when its borrowings, less receivables from portfolio securities sold, exceed 5% of total assets];

       4. Issue any senior security except in connection with permitted borrowings; or

       5. Make loans, except that each Fund may invest in debt obligations, and each Fund other than Oakmark Fund may invest in repurchase agreements/*/ and lend its portfolio securities [a Fund will not lend securities having a value in excess of 33% of its assets (valued at the time of any loan)].

       These restrictions, except the bracketed portions and the footnote, are "fundamental" and cannot be changed as to a Fund without the approval of a "majority of the outstanding voting securities" of that Fund as defined in the Investment Company Act of 1940. All of the Funds' investment restrictions, including additional fundamental restrictions, are set forth in the Statement of Additional Information.

                             HOW TO PURCHASE SHARES

       You may purchase shares of any of the Funds by check, by wire, by electronic transfer or by exchange. There are no sales commissions or underwriting discounts. The minimum initial investment is $1,000 for Small Cap and International Emerging Fund and $2,500 for the other Funds, except that the minimum is $1,000 for (a) an investment in an Oakmark IRA account,
  (b) a gift or transfer to a minor under a Uniform Gifts to Minors Act ("UGMA") or a Uniform Transfers to Minors Act ("UTMA"), or (c) an investment through the Automatic Investment Plan (see "Shareholder Services" below). Minimum subsequent investments are $100, except for reinvestments of dividends and capital gain distributions.

--------------
/*/ A repurchase agreement involves a sale of securities to a Fund with the concurrent agreement of the seller (bank or securities dealer) to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate within a specified time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses. No Fund may invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and other illiquid securities.

       BY CHECK. To make an initial purchase of shares, complete and sign the Share Purchase Application and mail it to the Trust's transfer agent, State Street Bank and Trust Company, Attention: Oakmark Funds, P.O. Box 8510, Boston, Massachusetts 02266-8510, together with a check for the total purchase amount payable to State Street Bank and Trust Company.

       You may make subsequent investments by submitting a check along with either the stub from your Fund account confirmation statement or a note indicating the amount of the purchase, your account number, and the name in which your account is registered. Each individual check submitted for purchase must be at least $100, and the Trust will not accept cash, drafts, third party checks, or checks drawn on banks outside of the United States. If your order to purchase shares of a Fund is canceled because your check does not clear, you will be responsible for any resulting loss incurred by the Fund.

       BY WIRE. You may also pay for shares by instructing your bank to wire money to the Trust's custodian bank. Your bank may charge you a fee for sending the wire. IF YOU ARE OPENING A NEW ACCOUNT BY WIRE TRANSFER, YOU MUST FIRST TELEPHONE THE TRANSFER AGENT AT 1-800-626-9392 TO REQUEST AN ACCOUNT NUMBER AND FURNISH YOUR SOCIAL SECURITY OR OTHER TAX IDENTIFICATION NUMBER. Neither the Funds nor the Trust will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

       BY ELECTRONIC TRANSFER. If you have an established Fund account with an established electronic transfer privilege you may make subsequent investments by an electronic transfer of funds from your bank account. Electronic transfer allows you to make purchases at your request by calling 1-800-626-9392 or at pre-scheduled intervals. See "Shareholder Services." Electronic transfer purchases are subject to a $100 minimum and a $50,000 maximum. You may not open a new account through electronic transfer. If your order to purchase shares of a Fund is canceled because your electronic transfer does not clear, you will be responsible for any resulting loss incurred by the Fund.

       BY EXCHANGE. You may purchase shares of a Fund by exchange of shares from another Fund or by exchange of Service Units of GS Short Duration Tax-Free Fund, a portfolio of Goldman Sachs Trust, or of ILA Service Units of Government Portfolio or Tax-Exempt Portfolio, each a portfolio of Goldman Sachs-Institutional Liquid Assets (such Service Units and ILA Service Units are referred to as "Oakmark Units"), either by phone (if the Telephone Exchange Privilege has been established on the account from which the exchange is being made) or by mail. AN EXCHANGE TRANSACTION IS A SALE AND PURCHASE OF SHARES FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS. IF YOU EXCHANGE SHARES OF SMALL CAP FUND OR INTERNATIONAL EMERGING FUND WITHIN SIX MONTHS AFTER PURCHASE, YOU WILL BE SUBJECT TO A 2% REDEMPTION FEE PAYABLE TO THE FUND. GENERALLY YOU MAY NOT MAKE MORE THAN SIX EXCHANGES FROM ANY FUND IN ANY CALENDAR YEAR, AND THE TRUST MAY REFUSE REQUESTS FOR MORE FREQUENT EXCHANGES. Restrictions apply and there is a charge (currently $5) for each exchange into Oakmark Units; please review the information under "How to Redeem Shares -- By Exchange."

       PURCHASE PRICE AND EFFECTIVE DATE. Each purchase of a Fund's shares is made at that Fund's net asset value (see "Net Asset Value") next determined as follows:

            A purchase BY CHECK OR WIRE TRANSFER is made at the net asset value next determined after receipt by the Fund of the check or wire transfer of funds in payment of the purchase.

            A purchase BY ELECTRONIC TRANSFER is made at the net asset value determined after receipt of your electronic transfer investment instruction.

       PURCHASES THROUGH DEALERS. You may purchase or redeem shares of the Funds through certain investment dealers, banks or other institutions. Any such purchase or redemption generally will not be effective until the order or request is received by the Trust's transfer agent; it is the responsibility of the dealer to transmit your order or request promptly. These institutions may impose charges for their services. Any such charges could constitute a substantial portion of a smaller account, and may not be in your best interest. You may purchase or redeem shares of the Funds directly from or with the Trust without imposition of any charges other than those described in this prospectus.

       GENERAL. The Trust cannot accept a purchase order specifying a particular purchase date or price per share. Each purchase order for a Fund must be accepted by an authorized officer of the Trust or its transfer agent and is not binding until accepted and entered on the books of that Fund. Once your purchase order has been accepted, you may not cancel or revoke it; however, you may redeem the shares. The Trust reserves the right not to accept any purchase order that it determines not to be in the best interest of the Trust or of a Fund's shareholders. The Trust will not be responsible for any losses resulting from unauthorized transactions initiated by telephone if it or its transfer agent follows reasonable procedures designed to verify the identity of the caller. Those procedures may include recording the call, requesting additional information and sending written confirmation of telephone transactions. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

                              HOW TO REDEEM SHARES

       BY MAIL. You may redeem all or any part of your shares of a Fund upon your written request delivered to the Trust's transfer agent, State Street Bank and Trust Company, Attention: Oakmark Funds, P.O. Box 8510, Boston, Massachusetts 02266-8510. Your redemption request must:

       (1) identify the Fund and give your account number;
       (2) specify the number of shares or dollar amount to be redeemed; and
       (3) be signed in ink by all owners exactly as their names appear on the account.

  Your request must also INCLUDE A SIGNATURE GUARANTEE if any of the following situations applies:

       .  you wish to redeem more than $50,000 worth of shares;

       .  your account registration has been changed within the last 30 days;

       . the redemption check is to be mailed to an address different from the one on your account (record address);

       . the redemption check is to be made payable to someone other than the registered account owner; or

       . you are instructing us to wire the proceeds to a bank account and have not signed up for the telephone redemption privilege.

  You should be able to obtain a signature guarantee from a bank, securities broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association, but not a notary public. The signature guarantee must include an ink-stamped guarantee for each signature on the redemption request and must include the name of the guarantor bank or firm and an authorized signature.


       Special rules apply to redemptions by corporations, trusts and partnerships. In the case of a corporation, the request must be signed in the name of the corporation by an officer whose title must be stated, and must be accompanied by a bylaw provision or resolution of the board of directors, certified within 60 days, authorizing the officer to so act. A redemption request from a partnership or a trust must be signed in the name of the partnership or trust by a general partner or a trustee and include a signature guarantee. If the trustee is not named in the account registration, a redemption request by a trust must also include evidence of the trustee's appointment as such (e.g., a certified copy of the relevant portions of the trust instrument). Under certain circumstances, before the shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

       BY EXCHANGE. You may redeem all or any portion of your shares of a Fund or of Oakmark Units and use the proceeds to purchase shares of any of the other Funds or Oakmark Units if your signed, properly completed Application is on file. AN EXCHANGE TRANSACTION IS A SALE AND PURCHASE OF SHARES FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS. IF YOU EXCHANGE SHARES OF SMALL CAP FUND OR INTERNATIONAL EMERGING FUND WITHIN SIX MONTHS AFTER PURCHASE, YOU WILL BE SUBJECT TO A 2% REDEMPTION FEE PAYABLE TO THE FUND. GENERALLY YOU MAY NOT MAKE MORE THAN SIX EXCHANGES FROM ANY FUND IN ANY CALENDAR YEAR, AND THE TRUST MAY REFUSE REQUESTS FOR MORE FREQUENT EXCHANGES. Before exchanging into Oakmark Units, you should obtain the prospectus relating to the Oakmark Units from the Adviser and read it carefully. The exchange privilege is not an offering or recommendation of Oakmark Units. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the fund being purchased. An exchange may be made by following the redemption procedure described above under "By Mail" and indicating the fund to be purchased, except that a signature guarantee normally is not required. See also the discussion below of the Telephone Exchange Privilege. The Trust charges a fee (currently $5) for each exchange into Oakmark Units.

       SPECIAL REDEMPTION PRIVILEGES. The Telephone Exchange and Telephone Redemption Privileges will be established automatically when you open your account unless you elect on your Application to decline these Privileges. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you have opened your account. Shares held in an IRA account may not be redeemed by telephone. YOU MAY NOT EXCHANGE OR REDEEM SHARES BY CALLING THE TRUST. CALL THE TRANSFER AGENT AT 1-800-626-9392. YOUR CALL WILL BE RECORDED.

            TELEPHONE EXCHANGE PRIVILEGE -- You may use the Telephone Exchange Privilege to exchange among shares of the Funds and Oakmark Units by calling 1-800-626-9392. An exchange request received by telephone after 4 p.m. eastern time (or after the close of regular session trading on the New York Stock Exchange if the Exchange closes before 4 p.m.) is deemed received on the next business day. The Trust's general redemption policies apply to redemptions by Telephone Exchange. See "General Redemption Policies."

            The Trust reserves the right at any time without prior notice to suspend or terminate the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Funds. THEREFORE, THE TRUST GENERALLY WILL NOT HONOR REQUESTS FOR TELEPHONE EXCHANGES BY SHAREHOLDERS IDENTIFIED BY THE TRUST AS "MARKET-TIMERS." Moreover, you may not make more than six exchanges from any Fund in any calendar year. Although the Trust will attempt to give prior notice of a suspension or termination of an exchange privilege when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange. See "How to Redeem Shares -- By Exchange."

            During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone; you may wish to consider placing your exchange by mail during such periods.

            TELEPHONE REDEMPTION PRIVILEGE -- You may use the Telephone Redemption Privilege to redeem shares having a value of up to $50,000 per day from your account by calling 1-800-626-9392. The proceeds may be sent by check to your registered address or you may request payment by electronic transfer to a checking account previously designated by you at a bank that is a member of the Automated Clearing House. REDEMPTIONS BY
       TELEPHONE ARE SUBJECT TO A $50,000 MAXIMUM. A redemption request received by telephone after 4 p.m. eastern time (or after the close of regular session trading on the New York Stock Exchange if the Exchange closes before 4 p.m.) is deemed received on the next business day. The Telephone Redemption Privilege is not available to redeem shares held in an IRA account, and is not available for 60 days after the Trust receives notice from you of a change of address.

       GENERAL REDEMPTION POLICIES. You may not cancel or revoke your redemption order once your instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. PLEASE TELEPHONE THE TRANSFER AGENT IF YOU HAVE ANY QUESTIONS ABOUT REQUIREMENTS FOR A REDEMPTION BEFORE SUBMITTING YOUR REQUEST. The Trust reserves the right to require a properly completed Application before making payment for shares redeemed.

       The price at which your redemption order will be executed is the net asset value next determined after proper redemption instructions are received. See "Net Asset Value." Because the redemption price you receive depends upon that Fund's net asset value per share at the time of redemption, it may be more or less than the price you originally paid for the shares and may result in a realized capital gain or loss. In the case of Small Cap Fund or International Emerging Fund, the Fund charges a 2% redemption fee on shares redeemed (including by exchange) within six months after purchase (other than by reinvestment of dividends or distributions), determined on a first-in, first-out basis.

       The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust may delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by Federal funds wire through your bank. If you so request, the proceeds of your redemption may be paid by wire, but the cost of the wire (currently $5) will be deducted from the redemption proceeds.

       Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Special Redemption Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege are genuine. Use of any Special Redemption Privilege authorizes the Funds and their transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests the shareholder to review the transactions and inform the Fund immediately if there is a problem. If a Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

       The Trust reserves the right at any time without prior notice to suspend, limit, modify or terminate any privilege or its use in any manner by any person or class. The Trust also reserves the right to redeem shares in any account and send the proceeds to the owner if the shares in the account do not have a value of at least $1,000. A shareholder would be notified that the account is below the minimum and allowed 30 days to bring the account value up to the minimum.

       Shares in any account you maintain with a Fund may be redeemed to the extent necessary to reimburse a Fund for any loss it sustains that is caused by you (such as losses from uncollected checks and electronic transfers or any Fund liability under the Internal Revenue Code provisions on backup withholding relating to your account).

                              SHAREHOLDER SERVICES

       REPORTING TO SHAREHOLDERS. You will receive a confirmation statement reflecting each of your purchases and redemptions of shares of a Fund, as well as periodic statements detailing distributions made by that Fund. In addition, the Trust will send you quarterly and annual reports showing Fund portfolio holdings and will provide you annually with tax information.

       IRA PLAN. The Trust has a master individual retirement account (IRA) plan that allows you to invest on a tax-sheltered basis in the Funds or Oakmark Units of the Government Portfolio of Goldman, Sachs Money Market Trust. The plan also permits you to "roll over" or transfer to your Oakmark IRA a lump sum distribution from a qualified pension or profit-sharing plan, thereby postponing federal income tax on the distribution. If your employer has a Simplified Employee Pension Plan (SEP), you may establish an IRA with the Fund to which your employer may contribute, subject to special rules designed to avoid discrimination.

       SPECIAL WAYS TO INVEST OR REDEEM. In addition to the ways to purchase or redeem shares described above, the New Account Purchase Application offers you the following additional investment and redemption options:

            AUTOMATIC INVESTMENTS -- purchase Fund shares each month with payment by electronic transfer from your bank account ($1,000 minimum initial investment; $100-50,000 per monthly transaction).

            TELEPHONE INVESTMENTS -- purchase shares in an established Fund account with an established electronic transfer privilege by placing a telephone order and paying for them by electronic transfer from your bank account ($100-50,000 per transaction).

            AUTOMATIC EXCHANGE -- automatically exchange (monthly, quarterly or annually) a fixed dollar amount among any of the Funds of the Trust and Oakmark Units ($100-50,000 per transaction), subject to the applicable minimum investment requirements.

            SYSTEMATIC WITHDRAWALS -- redeem a fixed dollar amount each month or quarter and have the proceeds sent by check to you or deposited by electronic transfer into your bank account (up to $50,000 per transaction).

  You may establish any of these privileges by completing the Share Purchase Application. If you have an established Fund account and want to add one of these privileges, please call the Trust at 1-800-OAKMARK to obtain the necessary form.

                                NET ASSET VALUE

       The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

       The net asset value of a share of each Fund is determined by the Fund's custodian, State Street Bank and Trust Company, as of the close of regular session trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on any day on which that exchange is open for trading by dividing the market value of that Fund's assets, less its liabilities, by the number of shares outstanding. Trading in the portfolio securities of International Fund or International Emerging Fund (and in any securities of non-U.S. issuers held by any other Fund) takes place in various markets on days and at times other than when the New York Stock Exchange is open for trading. Therefore, the calculation of net asset value does not take place at the same time as the prices of many of those portfolio securities are determined and the value of the Funds' portfolios may change on days when the Funds are not open for business and their shares may not be purchased or redeemed.

       Price information can be obtained by calling the 24-Hour Net Asset Value Hotline, 1-800-GROWOAK (1-800-476-9625).

                                 DISTRIBUTIONS

       Each Fund distributes to shareholders at least annually substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. All of your income dividends and capital gain distributions will be reinvested in additional shares unless you elect to have distributions paid by check. If any check from a Fund mailed to you is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in additional Fund shares.

                                     TAXES

       Dividends from investment income and net short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held your Fund shares. Distributions will be taxable to you whether received in cash or reinvested in Fund shares.

       You will be advised annually as to the source of your distributions for tax purposes. If you are not subject to income taxation, you will not be required to pay tax on amounts distributed to you.

       If you purchase shares shortly before a record date for a distribution you will, in effect, receive a return of a portion of your investment, but the distribution will be taxable to you even if the net asset value of your shares is reduced below your cost. However, for federal income tax purposes your original cost would continue as your tax basis. If you redeem shares within six months, any loss on the sale of those shares would be long-term capital loss to the extent of any distributions of long-term capital gain that you have received on those shares.

       Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce that Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

       If (a) you fail to (i) furnish your properly certified social security or other tax identification number or (ii) certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income, or (b) the Internal Revenue Service informs the Trust that your tax identification number is incorrect, the Trust may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from certain payments (including redemption proceeds) to you. These certifications are contained in the New Account Purchase Application that you should complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. You may claim the amount withheld as a credit on your Federal income tax return.

       This discussion of U.S. and foreign taxation applies only to U.S. shareholders and is not intended to be a full discussion of income tax laws and their effect. You may wish to consult your own tax adviser.

                            MANAGEMENT OF THE FUNDS

       The board of trustees of the Trust has overall responsibility for the conduct of the affairs of the Funds and the Trust. The trustees serve indefinite terms of unlimited duration. The trustees appoint their own successors, provided that at least two-thirds of the trustees, after such appointment, have been elected by shareholders. Shareholders may remove a trustee, with or without cause, upon the declaration in writing or vote of two-thirds of the Trust's outstanding shares. A trustee may be removed with or without cause upon the written declaration of a majority of the trustees.

       The Funds' investments and business affairs are managed by the Adviser, Harris Associates L.P. The Adviser also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages numerous private partnerships.

       The Adviser was organized in 1995 to succeed to the business of a previous limited partnership, also named Harris Associates L.P. (the "Former Adviser"), that, together with its predecessor, had advised and managed mutual funds since 1970. The Adviser, a limited partnership, is managed by its general partner, Harris Associates, Inc. ("HAI"), a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC"). NEIC owns all of the limited partnership interests in the Adviser. NEIC is a publicly traded limited partnership that owns investment management firms and that is a subsidiary of New England Mutual Life Insurance Company ("NEML"). NEML has agreed to merge into Metropolitan Life Insurance Company ("MLI") in a transaction that is expected to be completed in the spring of 1996 but that is subject to various regulatory approvals and approval by policyholders of the respective companies. Upon completion of the merger NEIC will become a subsidiary of MLI.

       Subject to the overall authority of the board of trustees, the Adviser furnishes continuous investment supervision and management to the Funds and also furnishes office space, equipment and management personnel.

       For its services as investment adviser the Adviser receives from each Fund a monthly fee based on that Fund's net assets at the end of the preceding month. The annual rates of fees as a percentage of each Fund's net assets are as follows:

          FUND                                     FEE
    ----------------         ---------------------------------------------------
    Balanced                 .75%

    Oakmark                  1% up to $2.5 billion; .95% on the next $1.25
                             billion; .90% on the next $1.25 billion; and .85% on net assets in excess of $5 billion

    International            1% up to $2.5 billion; .95% on the next $2.5
                             billion; and .90% on net assets in excess of $5
                             billion

    Small Cap and            1.25%
    International Emerging

       These rates of fees are higher than those paid by most mutual funds. The advisory agreement for each Fund provides that the total annual expenses of the Fund, exclusive of taxes, interest, extraordinary litigation expenses and brokers' commissions and other charges relating to the purchase or sale of securities but including fees paid to the Adviser, shall not exceed the limits, if any, prescribed by any state in which shares of that Fund are qualified for sale. The Adviser has agreed to reimburse each Fund for any such expenses in excess of such limits by an offset to the monthly advisory fee. The Trust believes that the most restrictive expense limitation of any state is 2.5% of the first $30 million of a Fund's average net assets, 2% of the next $70 million and 1.5% thereafter. In addition, the Adviser has voluntarily agreed to reimburse each of Small Cap Fund, Balanced Fund and International Emerging Fund to the extent that the Fund's annual ordinary operating expenses exceed 2.5% of its average net assets through October 31, 1996, subject to earlier termination by the Adviser on 30 days' notice to the Fund.

       The Trust uses "Harris Associates" in its name and "Oakmark" in the names of the Funds by license from the Adviser and would be required to stop using those names if Harris Associates ceased to be the Adviser. The Adviser has the right to use the names for another enterprise, including another investment company.

       The investment objective and policies of Oakmark Fund were developed by the Adviser and by Robert J. Sanborn, C.F.A., the Fund's portfolio manager. Mr. Sanborn joined the Adviser as a portfolio manager and analyst in 1988. Prior thereto, he had been a portfolio manager/analyst with The State Teachers Retirement System of Ohio. Mr. Sanborn holds an M.B.A. in Finance from the University of Chicago (1983) and a B.A. in Economics from Dartmouth College
  (1980).

       The investment objective and policies of Small Cap Fund were developed by the Adviser and by Steven J. Reid, C.F.A., the Fund's portfolio manager. Mr. Reid joined the Adviser as an accountant in 1980 and has been an investment analyst since 1985. He holds a B.A. in Business from Roosevelt University
  (1979).

       The investment objective and policies of Balanced Fund were developed by the Adviser and by Clyde S. McGregor, C.F.A., the Fund's portfolio manager. Mr. McGregor joined the Adviser as an analyst in 1981 and began managing portfolios in 1986. He holds an M.B.A. in Finance from the University of Wisconsin - Madison (1977) and a B.A. in Economics and Religion from Oberlin College (1974).

       The investment objective and policies of International Fund were developed by the Adviser and by David G. Herro, C.F.A., the Fund's portfolio manager. The Fund is co-managed by Michael J. Welsh, C.P.A. Mr. Herro joined the Adviser in 1992 as a portfolio manager and analyst. Previously, he had been an international portfolio manager for the State of Wisconsin Investment Board and The Principal Financial Group. Mr. Herro holds an M.A. in Economics from the University of Wisconsin - Milwaukee (1986) and a B.S. in Business and Economics from the University of Wisconsin - Platteville (1985). Mr. Welsh joined the adviser as an international analyst in 1992. Previously he had been a senior associate, valuation services, with Coopers & Lybrand. Mr. Welsh holds an M.M. in Finance from Northwestern University (1993) and a B.S. in Business and Accounting from the University of Kansas (1985).

       The investment objective and policies of International Emerging Fund were developed by the Adviser and by David G. Herro, the Fund's portfolio manager. The Fund is co-managed by Adam Schor, C.F.A. Mr. Schor joined the Adviser as an international analyst in 1993. Previously he had been an analyst with American Family Insurance Group and the State of Wisconsin Investment Board. Mr. Schor holds an M.S. in Finance from the University of Wisconsin - Madison
  (1993) and a B.S. in Journalism and Economics from Northwestern University
  (1986).

       Brokerage transactions for the Funds may be executed through Harris Associates Securities L.P., a registered broker-dealer and an affiliate of the Adviser.

                             TRUSTEES AND OFFICERS

       The trustees and officers of the Trust and their principal business activities during the past five years are:

NAME, POSITION(S) WITH TRUST
AND AGE AT DECEMBER 31, 1995                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS/#/
---------------------------                  -------------------------------------------------
VICTOR A. MORGENSTERN*                       President, HAI, since 1992 and Vice President
Trustee and President, 53                    prior thereto

MICHAEL J. FRIDUSS                           Principal, MJ Friduss & Associates
Trustee, 53                                  (telecommunications consultants), since 1993; Vice
                                             President--Customer Service and Information Technology,
                                             Ameritech Corporation (telecommunications),
                                             1992-1993; Vice President--Customer Sales and
                                             Service, Michigan Bell Telephone Company, prior thereto

THOMAS H. HAYDEN                             Executive Vice President and director, Bozell
Trustee, 44                                  Worldwide, Inc. (advertising and public
                                             relations), since 1992, and Senior Vice President,
                                             prior thereto

CHRISTINE M. MAKI                            Vice President--Tax, Hyatt Corporation (hotel
Trustee, 35                                  management) since 1995; Tax Manager, Coopers &
                                             Lybrand (independent accountants), prior thereto

ALLAN J. REICH                               Senior Partner and Chair of Corporate/Securities
Trustee, 47                                  Practice Group, D'Ancona & Pflaum (attorneys),
                                             since 1993; Senior Partner, McDermott, Will &
                                             Emery (attorneys), prior thereto

MARV R. ROTTER                               General Manager, Rotter & Associates (financial
Trustee, 49                                  services)

BURTON W. RUDER                              President, The Academy Group (investments and
Trustee, 52                                  consulting)

PETER S. VOSS*                               Chairman and Chief Executive Officer, New England
Trustee, 49                                  Investment Companies, Inc. and New England
                                             Investment Companies, L.P., since 1992; Group
                                             Executive Vice President, Bank of America, N.A.,
                                             1992; Executive Vice President, Security Pacific
                                             Bank, prior thereto

GARY N. WILNER, M.D.                         Senior Attending Physician, Evanston Hospital, and
Trustee, 55                                  Medical Director - CardioPulmonary Wellness
                                             Program, Evanston Hospital Corporation

ROBERT J. SANBORN                            Portfolio Manager and Analyst, HALP
Executive Vice President
and Portfolio Manager
(Oakmark Fund), 37

NAME, POSITION(S) WITH TRUST
AND AGE AT DECEMBER 31, 1995                    PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS/#/
----------------------------                    -------------------------------------------------
DAVID G. HERRO                                  Portfolio Manager and Analyst, HALP, since 1992;
Vice President and                              Portfolio Manager - International Equities, State
Portfolio Manager                               of Wisconsin Investment Board, prior thereto
(International Fund and
International Emerging
Fund), 35

CLYDE S. MCGREGOR                               Portfolio Manager and Analyst, HALP
Vice President and
Portfolio Manager
(Balanced Fund), 43

STEVEN J. REID                                  Portfolio Manager and Analyst, HALP
Vice President and
Portfolio Manage
(Small Cap Fund), 39

ADAM SCHOR                                      Portfolio Manager and Analyst, HALP, since 1993;
Assistant Vice President                        Analyst, American Family Insurance Group,
and Co-portfolio Manager                        1992-1993; Analyst, State of Wisconsin Investment
(International Emerging                         Board, prior thereto
Fund), 31

MICHAEL J. WELSH                                Portfolio Manager and Analyst, HALP, since 1992;
Assistant Vice President                        Senior Associate, Valuation Services, Coopers &
and Co-portfolio Manager                        Lybrand, prior thereto
(International Fund), 32

LAUREN B. PITALIS                               Director of Mutual Fund Operations, HALP, since
Vice President-Shareholder                      1992; Manager of Distribution Services, Mesirow
Operations and Assistant                        Financial, Inc., prior thereto
Secretary, 35

ANITA M. NAGLER                                 Vice President, HAI, since 1994; General Counsel,
Secretary, 39                                   HALP, since 1993; Associate Regional Administrator -
                                                Enforcement, Securities and Exchange Commission,
                                                prior thereto

DONALD TERAO                                    Secretary and Treasurer, HAI, since 1995;
Treasurer, 46                                   Controller, HALP, prior thereto

KRISTI L. ROWSELL                               Tax and Accounting Manager, HALP, since 1995; Vice
Assistant Treasurer, 29                         President and Treasurer, Calamos Asset Management,
                                                Inc., 1992-1995; Senior Tax Specialist, KPMG Peat
                                                Marwick, prior thereto

-----------------------------
  # As used in this table, from and after September 29, 1995 "HALP" and "HAI" refer to the Adviser and the general partner of the Adviser, respectively, and prior to that date those terms refer to the Former Adviser and the general partner of the Former Adviser, respectively.

  * Messrs. Morgenstern and Voss are trustees who are "interested persons" (as defined in the Investment Company Act) of the Trust by virtue of their relationships with HALP.

                            PERFORMANCE INFORMATION

       From time to time the Funds may quote total return figures in sales material. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compound rate of change in value represented by the Total Return for the period. All of these calculations assume the reinvestment of dividends and distributions in additional shares of the Fund. Income taxes are not taken into account.

       In advertising and sales literature, a Fund's performance may be compared to market indexes and to the performance of other mutual funds. A Fund may also publicize its comparative performance as computed in rankings or ratings determined by independent services or publications including Lipper Analytical Services, Inc., Morningstar, Inc. and others.

       The performance of a Fund is a function of conditions in the securities markets, portfolio management and operating expenses, and past results are not necessarily indicative of future results. See "Investment Objectives" and "Investment Restrictions." Performance information supplied by a Fund may not provide a basis for comparison with other investments using different reinvestment assumptions or time periods.


                               OTHER INFORMATION

       The Funds are series of Harris Associates Investment Trust (the "Trust"), an open-end, diversified management investment company. The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated February 1, 1991, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series, each with its own investment objective, policies and restrictions, as the board of trustees may authorize. Any such series of shares may be further divided, without shareholder approval, into two or more classes of shares having such preferences or special or relative rights or privileges as the trustees may determine. The Funds' shares are not currently divided into classes. The Funds are the only series of the Trust currently being offered. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights.

       Each share of a series is entitled to participate pro rata in any dividends and other distributions declared by the board of trustees with respect to that series, and all shares of a series have equal rights in the event of liquidation of that series.

       Each share is entitled to one vote on each matter presented to shareholders. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. On any matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series except when required by the Investment Company Act of 1940 or other applicable law, or when the board of trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters. All shares of the Trust are voted together in the election of trustees.

       Inquiries regarding the Funds should be directed to the Trust at its address or telephone number shown on the inside back cover.

INVESTMENT ADVISER
  Harris Associates L.P.

ADDRESS OF TRUST AND ADVISER
  Two North LaSalle Street
  Chicago, Illinois 60602-3790
  1-800-OAKMARK
  (1-800-625-6275)

  24-HOUR NAV HOTLINE
  1-800-GROWOAK
  (1-800-476-9625)

TRANSFER AGENT, DIVIDEND
DISBURSING AGENT & CUSTODIAN
  State Street Bank and Trust Company
    Attention:  Oakmark Funds
    P.O. Box 8510
    Boston, Massachusetts 02266-8510
    1-800-626-9392

AUDITORS
  Arthur Andersen LLP
    Chicago, Illinois

LEGAL COUNSEL
  Bell, Boyd & Lloyd
    Chicago, Illinois

OAKMARK INTERNATIONAL EMERGING VALUE FUND
SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 1996 (UNAUDITED)

                                                                                                            Market
Shares Held              Common Stocks                                    Description                       Value
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.2%

CONSUMER NON-DURABLES - 3.4%
    831,000 PT Ploysindo Eka Perkasa (Indonesia)                 Integrated Textile Manufacturer             $466,350

FOOD - 4.7%
  1,459,000 Grupo Herdez, SA de CV (Mexico)                       Manufacturer and Distributor of
                                                                   Bottled and Canned Food                    426,586
     13,155 Soproni Sorgyar AR RT (Hungary)                       Hungarian Brewer                            204,395
                                                                                                             --------
                                                                                                              630,981

HOUSEHOLD PRODUCTS - 4.3%
      1,500 WMF (Germany)                                        Tableware and Kitchenware                    321,895
     15,050 N.V. Koninklijke Sphinx Gustavsberg                  Bathroom Products
           (Netherlands)                                                                                      254,140
                                                                                                             --------
                                                                                                              576,035

OTHER CONSUMER GOODS & SERVICES - 4.7%
    196,917 Fyffes (Ireland)                                     Distributor of Fresh Fruit, Flowers
                                                                  and Produce in Europe                       322,155
    155,000 Vardon PLC (Great Britain)                           Bingo Parlors                                313,515
                                                                                                             --------
                                                                                                              635,670

PHARMACEUTICAL - 1.9%
      7,600 Egis Gygogyszergyar (Hungary)                        Hungarian Pharmaceutical Company             258,394

TELECOMMUNICATIONS - 2.1%
      9,350 Telefonos de Mexico, S.A. de C.V.                    Telephone Company in Mexico
                (Mexico) (b)                                                                                  285,175

TRANSPORTATION - 3.1%
     92,250 CIADEA S.A. (Argentina) (a)                          Assembler and Distributor of Automobiles     415,291

OIL AND NATURAL GAS - 3.8%
      6,200 Geophysique (France)                                 Oil Services Company                         338,437
      9,000 YPF Sociedad Anonima (Argentina) (b)                 Exploration, Production and Marketing        174,375
                                                                                                             --------
                                                                                                              512,812

ELECTRIC - 2.4%
 12,500,000 Cemig (Brazil)                                       Electric Utility                             317,323

BANKS 0.0%
  8,800,000 Banco National S.A. (Brazil) (a)(d)                  Brazilian Bank                                     0

OTHER FINANCIAL - 2.5%
    201,000 C.E. Heath International Holdings
               Limited (Australia)                               Insurance and Reinsurance Broker             334,974


                See accompanying notes to financial statements.

The Oakmark International Emerging Value Fund
Schedule of Investments - February 29, 1996 (Unaudited)

                                                                                                               Market
Shares Held        Common Stocks                                 Description                                   Value
----------------------------------------------------------------------------------------------------------------------
COMPUTER SYSTEMS - 10.4%
   35,000 Nice Systems Ltd. (Israel)               Voice Logging Systems                                       507,500
  605,000 Solution 6 Holdings Limited (Australia)  Design Computer Systems/Consultants                         499,503
  605,000 Aztech (Singapore)                       Design and Produce Multimedia Computing
                                                    Products                                                   400,620
                                                                                                               -------
                                                                                                             1,407,623

MARKETING SERVICES 3.8%
  310,000 Cordiant PLC (Great Britain) (a)         Global Advertising Agency                                   517,775

BROADCASTING & PUBLISHING - 3.5%
   25,900 Moffat Communications Limited            Owner and Operator of Television Stations and
           (Canada)                                 Cable Systems                                              311,502
  374,000 Oriental Press Group Ltd. (Hong Kong)    Newspaper Publisher                                         165,692
                                                                                                               -------
                                                                                                               477,194

CHEMICALS - 3.6%
   15,000 EVC International NV (Netherlands)       Western European PVC manufacturer                           485,634


COMPONENTS 5.7%
   14,400 Tower Semiconductor Ltd. (Israel)        Semiconductors                                              275,400
  490,000 Barlo Group plc (Ireland)                Manufacturer of Radiators and Industrial Plastics           262,073
  125,000 Pentex Schweizer (Singapore)             Manufacturer and Marketer of Printed Circuit Boards         227,514
                                                                                                               -------
                                                                                                               764,987

FORESTRY PRODUCTS 2.4%
   34,000 Asia Pulp & Paper Company Ltd
           (Indonesia)(a)                          Paper & Packaging Products in Asia                          327,251


MACHINERY AND METAL PROCESSING - 5.4%
   60,500 Steel & Tube Holdings Limited
           (New Zealand)                           Produces and Distributes Steel                              325,794
    3,125 Groupe Fives Lille (France)              Builder of Heavy Machinery                                  309,418
  576,000 Iochpe-Maxion (Brazil)                   Manufacturer of Auto Parts and Farm Machinery                99,432
                                                                                                               -------
                                                                                                               734,644

MINING AND BUILDING MATERIALS - 7.4%
   10,050 Asia Cement Manufacturing Co. (Korea)    Cement Manufacturer in Korea                                386,563
   39,100 Grupo Uralita (Spain)                    Manufacturers of Building Products and Chemicals            375,977
  529,300 Parbury Limited (Australia)              Manufactures Building Products                              230,641
                                                                                                               -------
                                                                                                               993,181

OTHER INDUSTRIAL GOODS AND SERVICES - 12.3%
  161,400 Sanford Limited (New Zealand)            Owns and Manages Fisheries                                  353,090
    1,045 SwissLog Holding AG (Switzerland)        Logistics Services                                          331,220
2,800,000 TechTronic Industries Company
           Limited (Hong Kong)                     Manufactures Electric Hand Tools                            293,368
   71,000 Wattyl (Australia)                       Paint Company                                               287,669
1,450,000 Yip's Hang Cheung (Holdings)
           Limited (Hong Kong)                     Paint Company                                               213,817
    7,000 Fukuda Denshi Co., Ltd. (Japan)          Medical Products Manufacturer and Distributor               183,168
                                                                                                             1,662,332

                See accompanying notes to financial statements.

The Oakmark International Emerging Value Fund
Schedule of Investments - February 29, 1996 (Unaudited)

                                                                                                              Market
Shares Held        Common Stocks                           Description                                         Value
-----------------------------------------------------------------------------------------------------------------------
PRODUCTION EQUIPMENT - 7.3%                        Steel Mini-Mills Equipment                                406,367
  114,300 Danieli (Italy)                          Wool Textile Manufacturer                                 372,439
    2,460 The NSC Group (France)
   34,500 Powerscreen International PLC
           (Great Britain)                         Manufacturer of Industrial Equipment                      211,991
                                                                                                             -------
                                                                                                             990,797

REAL ESTATE AND CONSTRUCTION - 1.4%
    2,600 Bau Holdings (Austria)                   Construction                                              164,253
   22,179 Christiani & Nielsen PLC (Thailand)      Structural and Civil Engineering Contractor                21,994
                                                                                                             -------
                                                                                                             186,247
                                                                                                             -------

          TOTAL COMMON STOCKS (Cost: $12,150,621)                                                         12,980,670


REPURCHASE AGREEMENTS -- 6.1%

State Street Bank Repurchase Agreement, 5.5% due 2/1/96                                                      823,000
(Collateralized by US Treasury Obligations)

          TOTAL REPURCHASE AGREEMENTS (Cost: $823,000)                                                       823,000


Total Investments--102.3% (Cost: $12,973,621)                                                             13,803,670
Foreign Currencies--1.7% (Cost: $224,646)                                                                    224,511
Other liabilities, less other assets (c)--(4.0%)                                                            (536,404)
                                                                                                             -------

TOTAL NET ASSETS--100%                                                                                   $13,491,777
                                                                                                         ===========


Notes:
(a) Non-income producing security.
(b) Represents an American Depositary Receipt.
(c) Includes transaction hedges.
(d) On November 10, 1995, the Comissao de Valores Mobiliarios suspended trading in Banco Nacional. The Central Bank of Brazil is in the process of appraising the assets and liabilities of Banco Nacional to determine the value, if any, of its equity. The shares are valued at zero as determined by the pricing committee of the Board of Directors.
(e) At February 29, 1996, net unrealized appreciation of $829,914 for federal income tax purposes consisted of $1,375,568 unrealized appreciation and $545,654 unrealized depreciation.

                See accompanying notes to financial statements.

The Oakmark International Emerging Value Fund
Schedule of Investments - February 29, 1996 (Unaudited)

                                            % of Fund
Country                                     Net Assets
------------------------------------------------------

ARGENTINA                                         4.3%
    CIADEA S.A.
    YPF Sociedad Anonima

AUSTRALIA                                        10.0%
    C.E. Heath International Holdings Limited
    Wattyl
    Parbury Limited
    Solution 6 Holdings Limited

AUSTRIA                                           1.2%
    Bau Holdings

BRAZIL                                            3.1%
    Banco Nacional S.A.
    Cemig
    Iochpe-Maxion

CANADA                                            2.3%
    Moffat Communications Limited

FRANCE                                            7.6%
    Geophysique
    Groupe Fives-Lille
    The NSC Group

GERMANY                                           2.4%
    WMF

GREAT BRITAIN                                     7.7%
    Cordiant PLC
    Powerscreen International PLC
    Vardon PLC

HONG KONG                                         5.0%
    Oriental Press Group Ltd.
    TechTronic Industries Company Limited
    Yip's Hang Cheung (Holdings) Limited

HUNGARY                                           3.4%
    Egis Gygogyszergyar
    Soproni Sorgyar AR RT

INDONESIA
    Asia Pulp & Paper Company Ltd                 5.9%
    PT Polysindo Eka Perkasa


                See accompanying notes to financial statements.

The Oakmark International Emerging Value Fund
Schedule of Investments - February 29, 1996 (Unaudited)

                                            % of Fund
Country                                     Net Assets
------------------------------------------------------

IRELAND                                           4.3%
    Barlo Group plc
    Fyffes

ISRAEL                                            5.8%
    Nice Systems Ltd.
    Tower Semiconductor Ltd.

ITALY                                             3.0%
    Danieli

JAPAN                                             1.4%
    Fukuda Denshi Co., Ltd.

KOREA
    Asia Cement Manufacturing Co.                 2.9%

MEXICO                                            5.3%
    Grupo Herdez, SA de CV
    Telefonos de Mexico, S.A. de C.V.

NETHERLANDS                                       5.5%
    EVC International NV
    N.V. Koninklijke Sphinx Gustavsberg

NEW ZEALAND                                       5.0%
    Sanford Limited
    Steel & Tube Holdings Limited

SINGAPORE                                         4.7%
    Aztech
    Pentex-Schweizer

SPAIN                                             2.8%
    Grupo Uralita

SWITZERLAND                                       2.5%
    Swisslog Holding AG

THAILAND                                          0.2%
    Christiani & Nielsen

                See accompanying notes to financial statements.

THE OAKMARK INTERNATIONAL EMERGING VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 29, 1996 (UNAUDITED)

ASSETS
------
Investments, at value (cost $12,973,621)                           $13,803,670
Cash                                                                       700
Foreign currency, at value
 (cost: $224,646)                                                      224,511
Receivable for:
   Forward foreign currency contracts             904
   Securities sold                                  0
   Fund Shares sold                           266,735
   Dividends and interest                      62,402                  330,041
                                         ------------
Other assets                                                            58,307
                                                                  ------------
                                                                   $14,417,229

Liabilities and Net Assets
--------------------------

Payable for:
   Securities purchased                       841,480
   Fund shares redeemed                         5,775
   Forward foreign currency contracts           3,581
   Due to Adviser                              12,522
   Other                                       62,094
                                         ------------
   Total liabilities                                                  925,452
                                                                 ------------

Net assets applicable to Fund
 shares outstanding                                               $13,491,777
                                                                 ============

Fund shares outstanding                                             1,244,146
                                                                 ============

Pricing of Shares
-----------------
Net asset value per share                                              $10.84
                                                                 ============

Analysis of Net Assets
----------------------

Paid in capital                                                   $12,633,904
Accumulated undistributed net realized gain
 on sale of investments, forward contracts
 and foreign currency transactions                                     42,960
Net unrealized appreciation of investments                            829,914
Net unrealized depreciation - other                                      (203)
Accumulated undistributed net investment
 income (loss)                                                        (14,798)
Net assets applicable to Fund shares outstanding                  $13,491,777

                See accompanying notes to financial statements.

The Oakmark International Emerging Value Fund
Statement of Operations - February 29, 1996

                                                             Four Months Ended
                                                             February 29, 1996
                                                             -----------------
                                                                (Unaudited)

Investment Income
  Dividends                                                            $41,040
  Interest                                                              12,828
  Foreign taxes withheld                                                (4,819)
                                                             -----------------
    Total investment income                                             49,049

Expenses:
  Investment advisory fee                                               24,303
  Transfer and dividend disbursing agent fees and expenses              29,892
  Custodian and accounting fees and expenses                            24,587
  Legal fees and expenses                                                3,530
  Audit fees and expenses                                               11,074
  Trustees fees and expenses                                             3,248
  Registration and blue sky expenses                                    24,144
  Reports to shareholders                                                3,676
  Amortization of organization cost                                        480
  Other                                                                  4,014
                                                             -----------------
    Total expenses                                                     128,948
    Less expense offset arrangements                                    (4,273)
    Less expense reimbursement                                         (60,828)
                                                             -----------------
    Net Expenses                                                        63,847
                                                             -----------------
Net investment income (loss)                                           (14,798)
Net realized and unrealized gain on investments
  Net realized gain on sale of investments                              49,563
  Net realized gain (loss) on foreign currency transactions             (6,603)
  Net change in unrealized appreciation (depreciation) of:
    Investments and foreign currency transactions                      829,914
    Other foreign currency transactions                                   (203)
                                                             -----------------
Net realized and unrealized gain on investments and
  foreign currency transactions                                        872,671
                                                             -----------------
Net increase in net assets resulting from operations                  $857,873
                                                             =================

                See accompanying notes to financial statements.

The Oakmark International Emerging Value Fund
Statement of Changes in Net Assets - February 29, 1996

                                                             Four Months Ended
                                                             February 29, 1996
                                                             -----------------
                                                                (Unaudited)
From Operations:
  Net investment income                                               ($14,798)
  Net realized gain on sale of investments                              49,563
  Net realized gain (loss) on foreign currency transactions             (6,603)
  Net change in unrealized appreciation (depreciation) of
    investments and foreign currencies                                 829,914
  Net change in unrealized appreciation (depreciation) of
    forward foreign currency contracts                                       0
  Net change in unrealized appreciation (depreciation) - other            (203)
                                                             -----------------
    Net increase in net assets from operations                         857,873


Distributions to shareholders from:
  Net investment income                                                      0
  Net realized short-term gain                                               0
  Net realized long-term gain                                                0
                                                             -----------------
                                                                             0

From Fund share transactions:
  Proceeds from shares sold                                         13,209,712
  Payments for shares redeemed, net of fees                           (575,808)
                                                             -----------------
    Net increase in net assets from Fund share transactions         12,633,904
                                                             -----------------

Total increase in net assets                                        13,491,777
Net assets:
  Beginning of period                                                        0
                                                             -----------------

  End of period                                                    $13,491,777
                                                             =================

                See accompanying notes to financial statements.

The Oakmark Balanced Fund
Schedule of Investments - February 29, 1996 (Unaudited)
                                                                       Market
Principal Value                                                        Value
------------------------------------------------------------------------------
EQUITY & EQUIVALENTS - 53.6%

FOOD & BEVERAGE - 3.0%
     8,650 H.J. Heinz Company                                         $294,099

RETAIL - 5.6%
     7,500 The Kroger Co.                                              278,438
   260,000 Federated Department Stores, Inc. Convertible 5% 10/1/03    271,700
                                                                       -------
                                                                       550,138

OTHER CONSUMER GOODS & SERVICES - 14.7%
    33,000 Arctco Inc.                                                 342,375
    16,800 JUNO Lighting Inc.                                          296,100
    10,800 Promus Hotel Corporation                                    280,800
     7,900 The Black & Decker Corporation                              266,624
     2,900 The Goodyear Tire & Rubber Company                          137,750
     2,500 Polaroid                                                    110,000
                                                                       -------
                                                                     1,433,649

BANKS - 2.8%
     4,800 Mellon Bank Corporation                                     268,200

OTHER FINANCIAL - 3.2%
     6,300 First USA, Inc.                                             315,788

BROADCASTING & PUBLISHING - 11.1%
    21,000 US West Media Group                                         438,375
     3,700 Knight-Ridder, Inc.                                         256,225
    11,600 Lee Enterprises, Incorporated                               250,850
     4,600 Cablevision Systems Corporation                             132,250
                                                                       -------
                                                                     1,077,700

MEDICAL PRODUCTS - 2.5%
    15,600 Amsco International, Inc.                                   243,750

AEROSPACE & DEFENSE - 3.2%
     3,500 McDonnell Douglas Corporation                               308,875


                See accompanying notes to financial statements.

The Oakmark Balanced Fund
Schedule of Investments - February 29, 1996 (Unaudited)
                                                                        Market
Principal Value                                                         Value
-------------------------------------------------------------------------------

OTHER INDUSTRIAL GOODS & SERVICES - 7.5%
    20,000 U.S. Industries, Inc.                                        387,500
     9,800 The Geon Company                                             262,150
     2,500 Exide                                                         76,250
                                                                        -------
                                                                        725,900

           TOTAL EQUITY & EQUIVALENTS (Cost: $4,913,054)              5,218,099

FIXED INCOME - 34.8%

PREFERRED STOCKS - 3.1%
     2,900 Tele-Communications, Inc. Preferred Jr. Cl B 6%              197,200
     4,145 Everen Capital Corporation Preferred Series A                105,706
                                                                        -------
                                                                        302,906

CORPORATE BONDS - 6.4%
   150,000 UCAR Global Enterprises Inc. Sr. Sub. Note 12% due 1/15/05   174,938
   150,000 Midland Funding Corp. 11, 11.75% due 7/23/05                 160,500
   100,000 The Vons Companies, Inc., 9.625% 4/1/02                      105,750
   100,000 Coltec Industries, Inc., 9.75% due 4/1/00                    103,500
   190,000 Harrah's Jazz, 14.25% 11/15/01                                75,050
                                                                         ------
                                                                        619,738

U.S. TREASURY NOTES - 25.3%
 1,000,000 U.S. Treasury Note, 6.0% due 10/15/99                      1,013,520
   600,000 U.S. Treasury Note, 6.125% due 5/31/97                       605,634
   600,000 U.S. Treasury Note, 5.25% due 7/31/98                        597,150
   250,000 U.S. Treasury Note, 5.625% due 11/30/00                      248,533
                                                                        -------
                                                                      2,464,837

           TOTAL FIXED INCOME (Cost: $3,461,461)                      3,387,480

REPURCHASE AGREEMENTS - 16.3%
State Street Bank Repurchase Agreement, 5.5% due 2/1/96               1,583,000
   (Collateralized by US Treasury Obligations)

           TOTAL REPURCHASE AGREEMENTS (Cost: $1,583,000)             1,583,000

Total Investments - 104.7% (Cost: $9,957,516)                        10,188,580
Other liabilities, less other assets - (4.7)%                          (458,475)
                                                                        -------


                See accompanying notes to financial statements.

The Oakmark Balanced Fund
Schedule of Investments - February 29, 1996 (Unaudited)
                                                                        Market
Principal Value                                                         Value
-------------------------------------------------------------------------------

           TOTAL NET ASSETS                                          $9,730,105
                                                                     ==========

Notes:
------
(b) At February 29, 1996, net unrealized appreciation of $231,064 for federal income tax purposes consisted of $394,057 unrealized appreciation and $162,993 unrealized depreciation.



                See accompanying notes to financial statements.

The Oakmark Balanced Fund
Statement of Assets and Liabilities - February 29, 1996 (Unaudited)


ASSETS
Investments, at value (cost: $9,957,516)                            $10,188,580
Cash                                                                        852
Receivable for:
    Securities sold                       $ 35,000
    Fund shares sold                        69,733
    Dividends and interest                  79,706
    Expense reimbursement                   37,959
                                          --------
Total receivables                                                       222,398
Other assets                                                             57,856
                                                                    -----------
         Total assets                                                10,469,686

LIABILITIES AND NET ASSETS
Payable for:
    Securities purchased                  $671,300
    Fund shares redeemed                    12,120
    Due to Adviser                          11,671
    Other                                   44,490
                                          --------
         Total liabilities                                              739,581
                                                                    -----------
Net assets applicable to Fund shares outstanding                    $ 9,730,105
                                                                    ===========

Fund Shares Outstanding                                                 927,425
                                                                    ===========
PRICING OF SHARES
Net asset value per share                                           $     10.49
                                                                    ===========

ANALYSIS OF NET ASSETS
Paid in capital                                                     $ 9,412,661
Accumulated undistributed net realized gain on sale
  of investments and foreign currency transactions                       47,016
Net unrealized appreciation of investments                              231,064
Accumulated undistributed net investment income                          39,364
                                                                    -----------

Net assets applicable to Fund shares outstanding                    $ 9,730,105
                                                                    ===========


                See accompanying notes to financial statements.

The Oakmark Balanced Fund
Statement of Operations - February 29, 1996




                                                      Four Months Ended
                                                      February 29, 1996
                                                      -----------------
                                                         (Unaudited)
Investment Income:
    Dividends                                               $ 36,612
    Interest                                                  54,534
                                                            --------
          Total investment income                             91,146
                                                            --------

Expenses:
    Investment advisory fee                                   11,671
    Transfer and dividend disbursing agent fees and
      expenses                                                16,937
    Custodian and accounting fees and expenses                 5,299
    Legal fees and expenses                                    3,541
    Audit fees and expenses                                   10,471
    Trustees fees and expenses                                 3,243
    Registration and blue sky expenses                        23,119
    Reports to shareholders                                   12,994
    Insurance expense                                          3,781
    Other--net                                                   664
                                                            --------
          Total expenses                                      91,720
          Less expense offset arrangements                    (1,979)
          Less expense reimbursement                         (37,959)
                                                            --------
          Net expenses                                        51,782
                                                            --------
Net investment income                                         39,364
Net realized and unrealized gain on investments
    Net realized gain on sale of investments                  47,016
    Net realized gain (loss) on foreign currency
      transactions                                                 0
    Net change in unrealized appreciation                    231,064
                                                            --------
    Net realized and unrealized gain on investments          278,080
                                                            --------

Net increase in net assets resulting from operations        $317,444
                                                            ========


                See accompanying notes to financial statements.

The Oakmark Balanced Fund
Statement of Changes in Net Assets - February 29, 1996


                                                          Four Months Ended
                                                          February 29, 1996
                                                          -----------------
                                                             (Unaudited)
From Operations:
    Net investment income                                    $   39,364
    Net realized gain on sale of investments                     47,016
    Net realized gain (loss) on foreign currency
      transactions                                                    0
    Net change in unrealized appreciation                       231,064
                                                             ----------
          Net increase in net assets from operations            317,444

Distribution to shareholders from:
    Net investment income                                             0
    Net realized short-term gain                                      0
    Net realized long term gain                                       0
                                                             ----------
          Total distributions to shareholders                         0

From Fund share transactions:
    Reinvestment of dividends and capital gain
      distributions                                                   0
    Proceeds from shares sold                                 9,906,051
    Payments for shares redeemed                               (493,390)
                                                             ----------
          Net increase in net assets from Fund share
            transactions                                      9,412,661
                                                             ----------
Total increase in net assets                                  9,730,105

Net assets:
    Beginning of period                                               0
                                                             ----------
    End of period (including undistributed net invest-
      ment income of $39,364)                                $9,730,105
                                                             ==========

              See accompanying notes to the financial statements.

The Oakmark Small-Cap Fund
Schedule of Investments - February 29, 1996 (Unaudited)

                                                           Market
                                                            Value
-------------------------------------------------------------------
COMMON STOCKS - 93.5%

FOOD & BEVERAGE - 6.9%
   70,000 GoodMark Foods, Inc.                           $1,102,500
   40,000 J.M. Smucker Company                              750,000
   25,000 Eskimo Pie Corporation                            467,187
                                                         ----------
                                                          2,319,687

RETAIL - 6.1%
   70,000 Carson Pirie Scott & Co. (a)                    1,373,750
   60,000 Cole National Corporation (a)                     690,000
                                                         ----------
                                                          2,063,750

OTHER CONSUMER GOODS & SERVICES - 7.2%
   30,000 First Brands Corporation                          802,500
   50,000 Justin Industries, Inc.                           562,500
   30,000 JUNO Lighting Inc.                                528,750
   30,000 Arctco Inc.                                       311,250
   27,000 Stimsonite Corporation                            222,750
                                                         ----------
                                                          2,427,750

BANKS - 14.3%
   60,000 Peoples Bank of Bridgeport Conn                 1,312,500
   45,000 Harbor Federal Savings Bank                     1,237,500
   48,500 Northwest Savings Bank                          1,103,375
   47,000 Pocahontas Federal Savings & Loan Association     752,000
   25,500 Savings Bank of Finger Lakes                      404,813
                                                         ----------
                                                          4,810,188

INSURANCE - 9.0%
   54,200 Amerin Guaranty Corporation                     1,422,750
   40,000 CapMAC Holdings Inc.                              970,000
   40,000 Life Partners Group, Inc.                         615,000
                                                         ----------
                                                          3,007,750

OTHER FINANCIAL - 7.8%
   75,000 ContiFinancial Corporation                      1,931,250
   45,000 Phoenix Duff & Phelps Corporation                 691,875
                                                         ----------
                                                          2,623,125

                See accompanying notes to financial statements.

The Oakmark Small-Cap Fund
Schedule of Investments - February 29, 1996 (Unaudited)

                                                            Market
                                                            Value
-------------------------------------------------------------------
BROADCASTING & PUBLISHING - 9.4%
    80,000 Granite Broadcasting Corporation                 910,000
    40,000 Big Flower Press Holdings, Inc.                  755,000
    40,000 Jones Intercable, Inc. (a)                       550,000
    24,000 Lee Enterprises, Incorporated                    519,000
    97,200 Graff Pay-Per-View Inc.                          425,250
                                                          ---------
                                                          3,159,250

MANAGED CARE SERVICES - 1.5%
    50,000 Healthcare Services Group, Inc.                  518,750

MACHINERY AND METAL PROCESSING - 12.5%
    40,000 Kysor Industrial Corporation                   1,035,000
    40,000 Matthews International Corporation               990,000
   110,000 Sudbury, Inc.                                    852,500
    50,000 The Carbide/Graphite Group, Inc.                 706,250
    50,000 Northwest Pipe Company                           625,000
                                                          ---------
                                                          4,208,750

OTHER INDUSTRIAL GOODS & SERVICES - 14.1%
   110,000 SPX Corporation                                1,691,250
    53,000 Amtrol Inc.                                      901,000
    60,000 Rexene Corporation                               637,500
    50,000 Griffon Corporation (a)                          500,000
    40,000 Barefoot Inc.                                    465,000
   100,000 Repap Enterprises Incorporated                   393,750
    35,000 Dorsey Trailers, Inc.                            144,375
                                                          ---------
                                                          4,732,875

COMMERCIAL REAL ESTATE - 1.8%
    80,000 Catellus Development Corporation (a)             610,000

DIVERSIFIED CONGLOMERATES - 2.9%
    50,000 U.S. Industries, Inc.                            968,750

           TOTAL EQUITY (Cost: $29,291,793)              31,450,625

FIXED INCOME - 3.5%

CORPORATE BONDS - 3.5%
 3,000,000 Harrah's Jazz Bonds 14.25%  11/15/2001         1,185,000

           TOTAL FIXED INCOME (Cost: $1,187,640)          1,185,000


                See accompanying notes to financial statements.

The Oakmark Small-Cap Fund
Schedule of Investments - February 29, 1996 (Unaudited)

                                                                                    Market
                                                                                     Value
-------------------------------------------------------------------------------------------
CASH EQUIVALENTS 3.4%

American Express Credit Corporation Commercial Paper, 5.43%, 3/01/96              1,000,000
State Street Bank Repurchase Agreement, 5.30% Due 03/01/1996
  (Collateralized by US Treasury Obligations)                                       139,000

TOTAL CASH EQUIVALENTS (Cost:  $1,139,000)                                        1,139,000

Total Investments--100.4% (Cost: $31,618,433)                                    33,774,625
Other liabilities, less other assets--(0.4)%                                       (135,374)
                                                                                -----------
     TOTAL NET ASSETS--100%                                                     $33,639,251
                                                                                ===========

Notes:
(a)  Non-income producing security.
(b) At February 29, 1996, net unrealized appreciation of $2,156,192 for federal income tax purposes consisted of $2,940,039 unrealized appreciation and $783,847 unrealized depreciation.






                See accompanying notes to financial statements.

The Oakmark Small Cap Fund
Statement of Assets and Liabilities - February 29, 1996 (Unaudited)


ASSETS
Investments, at value (cost: $31,618,433)                          $33,774,625
Cash                                                                       683
Receivable for:
    Securities sold                                      $108,356
    Fund shares sold                                      285,408
    Dividends and interest                                 27,151
                                                         --------
                                                                       420,915
Other Assets                                                            58,212
                                                                   -----------
                                                                    34,254,435
LIABILITIES AND NET ASSETS
Payable for:
    Securities purchased                                 $474,338
    Fund shares redeemed                                    3,697
    Due to Adviser                                         79,573
    Other                                                  57,576
                                                         --------
        Total liabilities                                              615,184
                                                                   -----------
Net assets applicable to Fund shares outstanding                   $33,639,251
                                                                   ===========
Fund shares outstanding                                              3,135,323
                                                                   ===========
PRICING OF SHARES
Net asset value per share                                               $10.73
                                                                   ===========
ANALYSIS OF NET ASSETS
Paid in capital                                                    $31,577,611
Accumulated undistributed net realized gain (loss)
    on sale of investments                                             (24,233)
Net unrealized appreciation of investments                           2,156,192
Accumulated undistributed net investment
    income (loss)                                                      (70,319)
                                                                   -----------
Net assets applicable to Fund shares outstanding                   $33,639,251
                                                                   ===========





                See accompanying notes to financial statements.


The Oakmark Small Cap Fund
Statement of Operations - February 29, 1996


                                                        Four Months Ended
                                                        February 29, 1996
                                                        -----------------
                                                           (Unaudited)

Investment Income:
    Dividends                                              $   86,233
    Interest                                                   36,710
                                                           ----------
        Total investment income                               122,943
                                                           ----------
Expenses:
    Investment advisory fee                                    79,573
    Transfer and dividend disbursing agent fees
      and expenses                                             46,675
    Custodian and accounting fees and expenses                 10,613
    Legal fees and expenses                                     3,596
    Audit fees and expenses                                     9,919
    Trustees fees and expenses                                  3,302
    Registration and blue sky expenses                         30,634
    Reports to shareholders                                     7,613
    Amortization of organization cost                             480
    Other-net                                                   4,807
                                                           ----------
        Total expenses                                        197,212
        Expense offset arrangements                            (3,950)
                                                           ----------
        Net expenses                                          193,262
                                                           ----------
Net investment income (loss)                                  (70,319)
Net realized and unrealized gain on investments
    Net realized gain (loss) on sale of investments           (24,233)
    Net realized gain (loss) on foreign currency
      transactions                                                  0
    Net change in unrealized appreciation                   2,156,192
                                                           ----------
    Net realized and unrealized gain on investments         2,131,959
                                                           ----------
Net increase in net assets resulting from operations       $2,061,640
                                                           ==========



                See accompanying notes to financial statements.

The Oakmark Small Cap Fund
Statement of Changes in Net Assets

                                                            Four Months Ended
                                                            February 29, 1996
                                                            -----------------
                                                               (Unaudited)
From Operations:
    Net investment income (loss)                               $   (70,319)
    Net realized gain (loss) on sale of investments                (24,233)
    Net realized gain (loss) on foreign
      currency transactions                                              0
    Net change in unrealized appreciation                        2,156,192
                                                               -----------
      Net increase in net assets from operations                 2,061,640

Distribution to shareholders from:
    Net investment income                                                0
    Net realized short-term gain                                         0
    Net realized long-term gain                                          0
                                                               -----------
      Total distributions to shareholders                                0

From Fund share transactions:
    Reinvestment of dividends and capital gain
      distributions                                                      0
    Proceeds from shares sold                                   32,709,433
    Payments for shares redeemed, net of fees                   (1,131,822)
                                                               -----------
      Net increase in net assets from Fund share
        transactions                                            31,577,611
                                                               -----------
Total increase in net assets                                    33,639,251
Net assets:
    Beginning of period                                                  0
                                                               -----------
    End of period (including undistributed net
      investment loss of $70,319)                              $33,639,251
                                                               ===========

              See accompanying notes to the financial statements.

HARRIS ASSOCIATES INVESTMENT TRUST

1.  SIGNIFICANT ACCOUNTING POLICIES

  The following are the significant accounting policies of The Oakmark Small Cap Fund ("Small Cap"), The Oakmark Balanced Fund ("Balanced") and The Oakmark International Emerging Value Fund ("International Emerging"), each a series of the Harris Associates Investment Trust (a Massachusetts business trust).

Security valuation--

  Investments are stated at current value. Securities traded on securities exchanges and securities traded on the NASDAQ National Market are valued at the last sales price on the day of valuation, or if lacking any reported sales that day, at the most recent bid quotation. Over-the-counter securities not so traded are valued at the most recent bid quotation. Money market instruments having a maturity of 60 days or less from the date of valuation are valued on an amortized cost basis which approximates market value. Securities for which quotations are not readily available are valued at a fair value as determined by the Trustees.

Foreign currency translations--

Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss from investments.

Net realized gain on foreign currency transactions arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from the portfolio and transaction hedges.

At February 29, 1996, only the International Emerging Fund had foreign currency transactions. Net unrealized appreciation--other includes the following components:

                                                            International
                                                                 Emerging
                                                            -------------
Unrealized appreciation on open securities purchases             $ 2,479
Unrealized depreciation on transaction hedge purchases            (2,677)
Unrealized depreciation on dividends and dividend
 reclaim receivable                                                   (6)
Other--net                                                             1
                                                                 -------
                                                                 $  (203)
                                                                 =======

Security transactions and investment income--

  Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

  Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the closing of regular trading on the New York Stock Exchange on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

Forward foreign currency contracts--

At February 29, 1996, the International Emerging Fund had entered into forward foreign currency contracts under which it is obligated to exchange currencies at specified future dates. The Funds' currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions.

The contractual amounts of forward foreign exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. The International Emerging Fund had the following outstanding contracts at February 29, 1996:

Transaction Hedges on Purchases of Securities:

                                                              Unrealized Appreciation
                                                                 (Depreciation) at
US Dollar     Foreign Currency Proceeds      Settlement Date     February 29, 1996
---------  -------------------------------   ---------------  ------------------------
$148,902  195,563 Australian Dollars          March, 1996                    $   599
 154,502  770,013 French Francs               March, 1996                     (1,894)
  92,244   59,867 Pounds Sterling             March, 1996                       (507)
 102,932  239,148,800 Indonesian Rupiah       March, 1996                        305
 112,782   70,946 Irish Pounds                March, 1996                     (1,180)
                                                                             -------
                                                                             $(2,677)

Federal income taxes, dividends and distributions to shareholders --

       No provision is made for Federal income taxes since the Fund elects to be taxed as a "regulated investment company" and make such distributions to its shareholders as to be relieved of all Federal income taxes under provisions of current Federal tax law.

2.  TRANSACTIONS WITH AFFILIATES

       Each fund has an investment advisory agreement with Harris Associates L.P. (Adviser). For management services and facilities furnished, the Funds pay the Advisor monthly fees at the annual rate of 1.25% of net assets for Small Cap, .75% of net assets for Balanced, and 1.25% of net assets for International Emerging as determined at the end of each preceding calendar month. The investment advisory agreements of the Funds provide that the Adviser will reimburse the Funds to the extent that annual expenses, excluding certain expenses, exceed the applicable limits prescribed by any state in which the Fund's shares are offered for sale. For the four months ended February 29, 1996 the Advisor has waived $37,959 of expenses for Balanced and $60,828 for International Emerging.

       In connection with the organization of the Funds, expenses of approximately $7,283 were advanced to each fund by the Adviser. These expenses are being amortized on a straight line basis through October, 2000.
Registration expenses of approximately $56,751, $56,811 and $56,726 were advanced to Small Cap, Balanced and International Emerging, respectively, by the Advisor. These expenses are being amortized on a straight line basis through October, 1996.

       During the four months ended February 29, 1996, the Funds incurred brokerage commissions of $48,929, $8,837 and $61,774 of which $26,285, $7,838, and $2,402 were paid by Small Cap, Balanced and International Emerging, respectively, to an affiliate of the Adviser.


3.  FUND SHARE TRANSACTIONS

       Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following number of shares (in thousands):

                                                             International
                                      Small Cap   Balanced      Emerging
                                      ----------  ---------  --------------

Shares sold                               3,248        975            1298
Less shares redeemed                       (113)       (48)            (54)
                                          -----        ---           -----

Net increase in shares outstanding        3,135        927           1,244
                                          =====        ===           =====

4.  INVESTMENT TRANSACTIONS


Investment securities (excluding short term securities) in thousands:

                              Small Cap  Balanced  Emerging
                              ---------  --------  --------

       Purchases                $33,847    $8,529   $13,319
       Proceeds from sales        3,344       200     1,218
                                =======    ======   =======

                           PART C  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
          ---------------------------------

(a)       Financial statements:
          ---------------------

            (1) Financial Statements included in Parts A and B of this amendment:

                  None.

            (2) Financial Statements included in Part C of this amendment:

                (i)   The Oakmark Small Cap Fund:

                -     Statement of Assets and Liabilities - February 29, 1996

                -     Statement of Operations - four months ended February 29,
                      1996

                - Statement of Changes in Net Assets - four months ended February 29, 1996

                (ii)  The Oakmark Balanced Fund:

                -     Statement of Assets and Liabilities - February 29, 1996

                -     Statement of Operations - four months ended February 29,
                      1996

                - Statement of Changes in Net Assets - four months ended February 29, 1996

                (iii) The Oakmark International Emerging Value Fund:

                -     Statement of Assets and Liabilities - February 29, 1996

                -     Statement of Operations - four months ended February 29,
                      1996

                - Statement of Changes in Net Assets - four months ended February 29, 1996

                (iv)  Notes to financial statements

(b)    Exhibits:
       --------

Note: As used herein, "Registration Statement" refers to this registration statement under the Securities Act of 1933, no. 33-38953. "Pre-effective Amendment" refers to a pre-effective amendment to the Registration Statement, and "Post-effective Amendment" refers to a post-effective amendment to the Registration Statement.

1      Agreement and declaration of trust (exhibit 1 to the Registration
       Statement*)

2 Bylaws as amended through September 21, 1993 (exhibit 2 to Post-effective Amendment no. 5*)

3      None

4 The registrant no longer issues share certificates. The form of share certificate formerly used for the series designated The
       Oakmark Fund was filed as Exhibit 4 to Pre-effective Amendment no. 2.*

5.1(a) Investment advisory agreement for The Oakmark Fund dated September
            30, 1995 (exhibit 5.1 to Post-effective Amendment no. 10*)

5.1(b) Form of investment advisory agreement for The Oakmark Fund dated
       ___________, 1996 (exhibit 5.1(b) to Post-effective Amendment no. 11*)

5.2(a) Investment advisory agreement for The Oakmark International Fund dated
       September 30, 1995 (exhibit 5.2 to Post-effective Amendment no. 10*)

5.2(b) Form of investment advisory agreement for The Oakmark International Fund dated ___________, 1996 (exhibit 5.2(b) to Post-effective Amendment no. 11*)

5.3(a) Investment advisory agreement for The Oakmark Small Cap Fund dated
       September 30, 1995 (exhibit 5.3 to Post-effective Amendment no. 10*)

5.3(b) Form of investment advisory agreement for The Oakmark Small Cap Fund dated ___________, 1996 (exhibit 5.3(b) to Post-effective Amendment no. 11*)

5.4(a) Investment advisory agreement for The Oakmark Balanced Fund dated
       September 30, 1995 (exhibit 5.4 to Post-effective Amendment no. 10*)

5.4(b) Form of investment advisory agreement for The Oakmark Balanced Fund dated ___________, 1996 (exhibit 5.4(b) to Post-effective Amendment no. 11*)

5.5(a) Investment advisory agreement for The Oakmark International Emerging
       Value Fund dated September 30, 1995 (exhibit 5.5 to Post-effective Amendment no. 10*)

5.5(b) Form of investment advisory agreement for The Oakmark International
       Emerging Value Fund dated ___________, 1996 (exhibit 5.5(b) to Post-effective Amendment no. 11*)

6      None

7      None

8.1 Custody agreement with State Street Bank and Trust Company dated July 10, 1991 (exhibit 8 to Pre-effective Amendment no. 2*)

8.2 Special custody account agreement (short sales) dated September 24, 1991 (exhibit 8.1 to Pre-effective Amendment no. 1*)

8.3 Form of letter agreement applying custody agreement (exhibit 8.1) to The Oakmark International Fund (exhibit 8.2 to Post-effective Amendment no. 2*)

8.4 Form of letter agreement applying custody agreement (exhibit 8.1) and transfer agency agreement to The Oakmark Small Cap Fund, The Oakmark Balanced Fund and The Oakmark International Emerging Value Fund (exhibit 8.4 to Post-effective Amendment no. 10*)

9      None

10.1 Opinion of Ropes & Gray dated July 11, 1991 - The Oakmark Fund (exhibit 10 to Pre-effective Amendment no. 2*)

10.2 Opinion of Bell, Boyd & Lloyd dated July 23, 1992 - The Oakmark International Fund (exhibit 10.1 to Post-effective Amendment no. 2*)

10.3 Opinion of Ropes & Gray dated September 20, 1995 - The Oakmark International Fund, The Oakmark Small Cap Fund, The Oakmark Balanced Fund and The Oakmark International Emerging Value Fund (exhibit 10.3 to Post-effective Amendment no. 10*)

10.4 Opinion of Bell, Boyd & Lloyd dated September 20, 1995 - The Oakmark Small Cap Fund, The Oakmark Balanced Fund and The Oakmark
       International Emerging Value Fund (exhibit 10.4 to Post-effective Amendment no. 10*)

11     Consent of independent public accountants

12     None

13.1 Organizational expense agreement for The Oakmark Fund dated July 31, 1991 (exhibit 13.2 to Post-effective Amendment no. 5*)

13.2 Organizational expense agreement for The Oakmark International Fund dated September 15, 1992 (exhibit 13.3 to Post-effective Amendment no. 5*)

13.3 Organizational expense agreement for The Oakmark Small Cap Fund, The Oakmark Balanced Fund and The Oakmark International Emerging Value Fund dated July 6, 1995 (exhibit 13.3 to Post-effective Amendment no. 10*)

13.4   Form of subscription agreement (exhibit 13.1 to Registration
       Statement*)

14.1 The Oakmark Funds IRA Plan booklet, revised September 30, 1995 (exhibit 14.1 to Post-effective Amendment no. 10*)

14.2 Form of IRA application and adoption agreement, revised September 30, 1995 (exhibit 14.2 to Post-effective Amendment no. 10*)

15     None

16 Schedule for computation of performance quotations (exhibit 16 to Post-effective Amendment no. 4*)

17     Financial data schedule (exhibit 17 to Post-effective Amendment no. 13*)

18.1 Form of new account purchase application, revised September 30, 1995 (exhibit 18.1 to Post-effective Amendment no. 10*)

18.2 Shareholder services form, revised September 30, 1995 (exhibit 18.2 to Post-effective Amendment no. 10*)
____________________

*      Incorporated by reference


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
          -------------------------------------------------------------

          The registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the registrant within the meaning of this item. The information in the prospectus under the caption "Management of the Fund" and in the Statement of Additional Information under the caption "Investment Adviser" and "Trustees and Officers" is incorporated by reference.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES
          -------------------------------

          As of February 27, 1996, the respective series of the Trust had the following numbers of shareholders of record: The Oakmark Fund, 167,277; The Oakmark Small Cap Fund, 3,340; The Oakmark Balanced Fund, 748; The Oakmark International Fund, 48,885; The Oakmark International Emerging Value Fund, 1,226.

     ITEM 27.  INDEMNIFICATION
              ----------------

          Article VIII of the agreement and declaration of trust of registrant (exhibit 1 to this registration statement, which is incorporated herein by reference) provides that registrant shall provide certain indemnification of its trustees and officers. In accordance with Section 17(h) of the Investment Company Act, that provision shall not protect any person against any liability to the registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, negligence or reckless disregard of the duties involved in the conduct of his office.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          The registrant, its trustees and officers, Harris Associates L.P. ("HALP") (the investment adviser to registrant) and certain affiliated persons of HALP and affiliated persons of such persons are insured under a policy of insurance maintained by registrant and HALP, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees, directors or officers. The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

     ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
               ----------------------------------------------------

          The information in the prospectus under the caption "Management of the Funds" is incorporated by reference. Neither the Adviser nor its general partner has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee, except that the Adviser is a registered commodity trading adviser and commodity pool operator and its general partner is also the general partner of a securities broker-dealer firm.

     ITEM 29.  PRINCIPAL UNDERWRITERS
               ----------------------

          Not applicable

     ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
               --------------------------------

               Mr. Victor A. Morgenstern
               Harris Associates L.P., Suite 500
               Two North La Salle Street
               Chicago, Illinois 60602

     ITEM 31.  MANAGEMENT SERVICES
               -------------------

          None

     ITEM 32.  UNDERTAKINGS
               ------------

          (a)  Not applicable

          (b)  Not applicable

          (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report(s) to shareholders of Registrant.

          (d) Registrant undertakes, if required to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on March 29, 1996.


                                    HARRIS ASSOCIATES INVESTMENT TRUST


                                    By /s/  VICTOR A. MORGENSTERN
                                      -----------------------------------------
                                        Victor A. Morgenstern, President

       Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

           Name              Title                               Date
           ----              -----                               ----

                             Trustee                       )
__________________________                                 )
Christine M. Maki                                          )
                                                           )
                                                           )
/s/ MICHAEL J. FRIDUSS       Trustee                       )
__________________________                                 )
Michael J. Friduss                                         )
                                                           )
                                                           )
/s/ THOMAS H. HAYDEN         Trustee                       )
__________________________                                 )
Thomas H. Hayden                                           )
                                                           )
                                                           )
/s/ VICTOR A. MORGENSTERN    Trustee and President         )
__________________________   (chief executive officer)     )
Victor A. Morgenstern                                      )
                                                           )
                                                           )
/s/ ALLAN J. REICH           Trustee                       )
__________________________                                 )
Allan J. Reich                                             )
                                                           )  March 29, 1996
                                                           )
/s/ BURTON W. RUDER          Trustee                       )
__________________________                                 )
Burton W. Ruder                                            )
                                                           )
                                                           )
/s/ PETER S. VOSS            Trustee                       )
__________________________                                 )
Peter S. Voss                                              )
                                                           )
                                                           )
/s/ GARY WILNER              Trustee                       )
__________________________                                 )
Gary Wilner                                                )
                                                           )
                                                           )
/s/ DONALD TERAO             Treasurer (principal          )
__________________________   accounting officer            )
Donald Terao                                               )
                                                           )
/s/ MARV P. ROTTES           Trustee                       )
__________________________                                 )
Marv P. Rottes                                             )

                                 EXHIBIT INDEX
                                 -------------

                                                            Sequential
     Exhibit                                                   Page
     -------                                                ----------


     11       Consent of independent public accountants